WEISS, PECK & GREER

                                  INVESTMENTS

                            MEMBER OF % ROBECO GROUP

                          INTERNATIONAL ASSET MANAGERS




                                  MUTUAL FUNDS

                                 ANNUAL REPORT
                               DECEMBER 31, 2001

                                 WPG TUDOR FUND
                           WPG LARGE CAP GROWTH FUND
                          WPG QUANTITATIVE EQUITY FUND
                               WPG CORE BOND FUND
                      WPG INTERMEDIATE MUNICIPAL BOND FUND
                        WPG GOVERNMENT MONEY MARKET FUND
                         WPG TAX FREE MONEY MARKET FUND

                               ONE NEW YORK PLAZA
                            NEW YORK, NEW YORK 10004
                                  800 223-3332

WEISS, PECK & GREER MUTUAL FUNDS

TABLE OF CONTENTS

Chairman's Letter .........................................................    2
Average Annual Total Returns ..............................................    4
Major Portfolio Changes - Equity Funds ....................................    7
Ten Largest Holdings ......................................................    8
Schedules of Investments:
    WPG Tudor Fund ........................................................   10
    WPG Large Cap Growth Fund .............................................   12
    WPG Quantitative Equity Fund ..........................................   14
    WPG Core Bond Fund ....................................................   16
    WPG Intermediate Municipal Bond Fund ..................................   18
    WPG Government Money Market Fund ......................................   22
    WPG Tax Free Money Market Fund ........................................   22
Statements of Assets and Liabilities ......................................   30
Statements of Operations ..................................................   32
Statements of Changes in Net Assets .......................................   34
Notes to Financial Statements .............................................   36
Information on Trustees ...................................................   41
Financial Highlights ......................................................   42
Independent Auditors' Report ..............................................   45

        TUDOR
        Objective:  Capital appreciation.

        LARGE CAP GROWTH
        Objective:  Long-term growth of capital.

        QUANTITATIVE EQUITY
        Objective:  Seeks to provide investment results that exceed the S & P
                    500.

        INTERMEDIATE MUNICIPAL BOND
        Objective:  High current income consistent with relative stability of principal. Exempt from Federal Income Tax.

        CORE BOND
        Objective:  High current income consistent with capital preservation.

      * TAX FREE MONEY MARKET
        Objective: Maximize current income with preservation of capital and liquidity. Exempt from Federal Income Tax.

      * GOVERNMENT MONEY MARKET
        Objective: Maximize current income with preservation of capital and liquidity.
     * Although these Funds are money market funds and attempt to maintain a stable $1.00 net asset value per share, investments in these Funds are neither insured nor guaranteed by the FDIC or any other Government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

DEAR SHAREHOLDERS:

DOMESTIC EQUITY

        The last time stocks did as well as they did in the fourth quarter of 2001 was the fourth quarter of 1999. All the major averages turned in positive total returns, led by the NASDAQ Composite at +30.1%, followed by the Russell 1000 Growth, +16.9%; Dow Industrials, +13.8%; and the S&P 500, +10.7%.

        The equity markets were in a seesaw pattern all year: negative first quarter, positive second quarter, negative third quarter, and positive fourth quarter. For the year as a whole, large-cap technology and utilities were the big losers, while basic materials and consumer cyclicals were the winners. The best selection strategies turned out to be low absolute price and low P/E to growth; conversely, high five-year projected growth was the worst performing strategy for the second year in a row.

        After assessing the reaction to the horrifying events of September 11, we concluded that the long-term investment case for stocks was unchanged and even enhanced, due to the combination of low inflation - which supports P/E's - and the likelihood of an economic rebound in 2002. Our focus has been and continues to be on liquid, well-positioned and well-financed companies that can survive setbacks and actually improve their economic standing in times of turmoil.

        We expect higher stock prices for 2002, even though current economic activity is still muted, based on policy actions by the Federal Reserve and Washington already in place. Equally as important, evidence is continuing to mount that the worst of the earnings news will probably be realized with the fourth quarter 2001 reports. Therefore, the stock market should be able to move higher with the earnings turn, while inflation remains under control.

FIXED INCOME

        Unlike in 2001, when the Federal Reserve pursued easier monetary policy, in 2002 the concern for the fixed income market is if/when the Fed will raise rates. The extraordinary amount of monetary stimulus, combined with the fiscal stimulus of last year's tax cuts and emergency spending bills, makes the likelihood of some type of economic recovery very high. The critical question then is whether this recovery will produce merely anemic economic growth or a strong economic rebound. While the combined amount of monetary and fiscal stimulus is unprecedented, it is unlikely growth will return to the rapid 4-5% rates seen during the economic boom years of the mid to late 1990's. Growth in the 2-3% area, however, looks to be a reasonable range to anticipate. While it is very difficult to precisely gauge the Fed's near term actions, it is clear that the easing cycle is at, or close to, an end. Obtaining significant price appreciation in Treasuries as a means to enhance returns therefore looks unlikely in 2002. With inflation well behaved and excess capacity in most industries and in the labor markets at relatively high levels, however, a sharp rise in long term rates similar to the 1994 experience (post the aggressive Fed easing of the early 1990's) also looks unlikely. Treasury rates therefore appear somewhat range bound. With a diversified Treasury portfolio yielding only 3-4 1/2% (depending on the maturity profile) and the prospects for return enhancement due to a drop in rates being rather low, other sources of return must be found. Focusing on higher yielding sectors as a source of incremental return is the most appealing strategy in the fixed income markets for several reasons. First, with the federal government likely moving from a surplus to a deficit, the decrease in Treasury supply of the last several years and favorable technicals that resulted is no longer a positive factor for the performance of Treasuries versus other sectors. Second, with spreads to Treasuries for most competing sectors, particularly in the credit arena, at historically wide levels, constructing portfolios with an emphasis on yield oriented sectors becomes even more attractive. WPG's strategy in 2002 is therefore to maintain a strategic overweight in the non-Treasury sectors and tactically vary the allocation as shorter-term opportunities arise. The critical issues are identifying the sectors which are the most appealing and managing the risks inherent in each sector.

        In looking at the high quality sectors, the agency mortgage securities market has a much more promising outlook than straight agency debt. In the current steep yield curve environment, mortgages offer attractive carry advantages over both Treasuries and straight agency debt. More importantly, with yield volatility at historically high levels, the next move in volatility is more likely to be down than up. Given that mortgages benefit from a decrease in volatility (due to the corresponding decline in prepayment uncertainty), selling convexity is a very promising strategy, particularly with mortgage spreads at historically wide levels. With smaller issuance anticipated for the year 2002 in commercial mortgages, further evidence of the value of diversification on delinquency rates, high quality commercial mortgage backed securities also look attractive. Asset backed securities also remain attractive but with a strong bias to high quality issuers/underwriters and a focus on the less volatile auto and credit card sectors.

        The environment for the investment grade corporate market is shaping up to be very favorable entering 2002 and offers perhaps the best sector opportunity in the investment grade arena. While leverage levels generally remain high, interest coverage ratios low, and credit blow-ups continue, these are being largely offset by positive fundamental factors. In particular, increasing focus on balance sheet management, a decline in aggressive acquisition and capital spending strategies, and the anticipation of more favorable cash flows which occur in an improving economic environment, should improve credit fundamentals. In addition, corporate spreads are at historically wide spreads to both Treasuries and interest rate swaps, making them fundamentally cheap.

        Supporting this more favorable fundamental backdrop are the technical conditions which also provide a strong basis for outperformance. Supply is expected to be very heavy early in the year, but overall the 2002 total will likely be 25% less than the 2001 record total. Additionally, investor demand has shown no signs of abating. Despite the smaller calendar, new issues will likely provide some of the best opportunities to add value. The best value at this stage is the off-the run areas of the market as opposed to on-the run benchmarks which, aside from the auto sector, have performed very strongly over the past few months. In addition, spreads generally still have room to compress across the quality spectrum, despite BBBs outperforming in the fourth quarter. We are therefore approaching the corporate sector with a strategic overweight and anticipate tactically shifting throughout the year. The sectors which are currently attractive include cable/media, bank/finance, brokerage, electric utilities and autos, while capital goods, non-cyclicals, transportation, technology and sovereigns are being de-emphasized.

        We are grateful for your confidence in Weiss, Peck & Greer. We look forward to the opportunity to continue providing for the investment needs of our shareholders.

                                                        Sincerely,


                                                        /s/ ROGER J. WEISS
                                                        ------------------
                                                        Roger J. Weiss
                                                        Chairman of the Board
                                                        January 24, 2002

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN

TUDOR FUND

The Tudor Fund encountered a rough market in 2001, returning -14.78% for the year. The fund underperformed its benchmark, the Russell 2000 Growth index by 5.5%. This underperformance was due in part to a slower than expected technology recovery, which the fund believed would begin to occur in 2001. Particularly hard-hit were capital equipment stocks. Our consumer oriented technology stocks, such as flat panel display and consumer electronics manufacturers, did very well in 2001. Another area of weakness was biotech as valuations contracted in the face of uncertainty from health care spending and slippage in key clinical trial outcomes. The fund saw good returns in the consumer staples and energy sectors, as the valuations of these groups returned to their historical range from a depressed state.

GRAPH [OMITTED]

VALUE ON 12/31/01
WPG TUDOR FUND                  $20,609
LIPPER SMALL CAP GROWTH INDEX   $27,392
RUSSELL 2000 GROWTH INDEX       $20,020

$10,000 INVESTMENT MADE ON 12/31/91



                          AVERAGE ANNUAL TOTAL RETURN
                   (for the periods ended December 31, 2001)

                                        1 year       5 years     10 years
                                        ------       -------     --------
TUDOR                                   -14.78%       2.70%        7.49%
Lipper Small Cap Growth Index           -12.75%       7.69%       10.60%
Russell 2000 Growth Index                -9.23%       2.87%        7.19%




LARGE CAP GROWTH FUND

It simply was not the year for growth portfolios, as value strategies outperformed. During the fourth quarter, the growth fund participated in the equity market's rebound and exceeded the S&P 500 by three hundred basis points (+14.5% versus +10.7%). This rebound was not enough to make up for the shortfall in the first and third quarters, however, and full-year returns trailed the S&P 500 (-20.4% versus -11.9%). Large-cap technology was the big loser, while basic materials and consumer cyclicals were the winners. The best selection strategy was low absolute price and low P/E to growth; conversely, high five-year projected growth was the worst performing strategy for the second year in a row. That the markets favored value over growth is further evidenced by the +14.8% spread between the Russell 1000 Value and Growth indexes, which is one of the widest ever.

GRAPH [OMITTED]

VALUE ON 12/31/01
WPG LARGE CAP GROWTH FUND                  $29,803
S & P 500 STOCK INDEX                      $33,755
LIPPER LARGE CAP CORE INDEX                $20,020

$10,000 INVESTMENT MADE ON 12/31/91


                          AVERAGE ANNUAL TOTAL RETURN
                   (for the periods ended December 31, 2001)

                                         1 year     5 years     10 years
                                         ------     -------     --------
LARGE CAP GROWTH                        -20.45%       8.89%       11.53%
S&P 500 Stock Index                     -11.88%      10.70%       12.94%
Lipper Large Cap Core Index             -12.83%       9.58%       11.21%

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN

QUANTITATIVE EQUITY FUND

2001 was a year of heightened uncertainty throughout the world and the equity markets clearly reflected it. Eroding corporate profits, deteriorating economic conditions, the tragic event of September 11th, eleven Federal Reserve rate cuts, a war in Afghanistan and anthrax scares made for a very challenging environment. Through all of this the WPG Quantitative Equity fund model effectively guided stock selection and, coupled with an effective risk strategy, the portfolio finished the year with very strong relative performance. The valuation factors were most predictive during 2001. Forecast Earnings to Price was the most powerful factor followed by Cash Flow to Price and Book to Price. On the Earnings Momentum side of the model, Earnings Revisions Up and Estimate Momentum were also predictive particularly during the second half of the year. We continue to believe that investor focus will remain on companies with rising earnings and good relative valuation.

GRAPH [OMITTED]

VALUE ON 12/31/01
WPG QUANTITATIVE EQUITY                  $27,409
S & P 500 STOCK INDEX                    $31,435


$10,000 INVESTMENT MADE ON 1/1/93

                          AVERAGE ANNUAL TOTAL RETURN
                   (for the periods ended December 31, 2001)

                                                                     Inception
                                        1 year       5 years           1/1/93
                                        ------       -------           ------
QUANTITATIVE EQUITY                     -9.59%        8.69%            11.85%
S&P 500 Stock Index.                   -11.88%       10.70%            13.54%


CORE BOND FUND

The fixed income market was the beneficiary of 11 interest rate reductions by the Federal Reserve during 2001 dropping the Fed Funds rate from 6.50% to 1.75%. This led to a dramatic reduction in yields on treasury securities with maturities of less than 5 years and a slight increase in yields on those securities with maturities over 10 years. In non-treasury sectors, corporate bonds had a surprisingly good year, closing the gap to US Treasury securities by approximately 30 basis points. Outperformance in the fund was largely attributable to this sector as opportunistic over and underweights and subsector allocations added strongly to performance. Positioning in the mortgage backed securities sector also enhanced returns as did positioning on the yield curve. Positive performance from Commercial Mortgage Backed Securities was partially offset by underperformance from the holdings in US Government Agency securities.

GRAPH [OMITTED]

Value on 12/31/01
WPG Core Bond Fund            $17,945
Lehman Aggregate Index        $20,101
Morningstar Intermediate
     Term Bond Index          $18,669

$10,000 investment
made on 12/31/91



                          AVERAGE ANNUAL TOTAL RETURN
                   (for the periods ended December 31, 2001)

                                 1 year          5 years         10 years
CORE BOND                         9.64%           7.29%           6.02%
Lehman Aggregate Index            8.44%           7.43%           7.23%
Morningstar Intermediate
        Term Bond Index           7.36%           6.29%           6.44%

WEISS, PECK & GREER MUTUAL FUNDS

AVERAGE ANNUAL TOTAL RETURN

INTERMEDIATE MUNICIPAL BOND FUND

During the first three quarters of 2001, municipal interest rates generally moved lower as the Fed aggressively lowered rates. During the fourth quarter, interest rates reversed course as market participants decided that the Fed was at or near the end of its easing cycle. In addition to general interest rate movement, state specific variables continued to be a source of volatility in returns. For example, immediately following the September 11 attack, New York securities declined in price as credit concerns mounted. As the market became more comfortable with the outlook for New York, the bonds enjoyed a strong recovery.

While the Fund maintains a controlled duration relative to an unmanaged index, the level of interest rate exposure was too great relative to the universe of intermediate term funds. This fact helped the Fund's relative performance during the first three quarters of the year, but cost the Fund during the fourth quarter as rates rose. The fourth quarter underperformance was enough to cause the Fund to underperform the Lipper Average for the year.

GRAPH [OMITTED]


VALUE ON 12/31/01
WPG INTERMEDIATE MUNI BOND                        $15,200
LEHMAN BROTHERS 3-10 YR. MUNICIPAL BOND INDEX     $15,771
LIPPER INTERMEDIATE MUNI FUNDS AVERAGE            $15,016

$10,000 INVESTMENT MADE ON 7/31/93




                          AVERAGE ANNUAL TOTAL RETURN
                   (for the periods ended December 31, 2001)

                                                                        From
                                               1 year       5 years     7/1/93
                                               ------       -------     ------
INTERMEDIATE MUNI BOND                          4.42%        5.18%       5.04%
Lehman Brothers 3-10 Year
   Municipal Bond Index                         5.53%        5.55%       5.50%
Lipper Intermediate
   Muni Funds Average                           4.53%        4.83%       4.89%




Performance represents historical data and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The charts represent hypothetical $10,000 investments in various WPG Funds. Investment results assume the reinvestment of dividends and distributions paid on the WPG Funds as well as the stocks constituting the indices in the charts. Indices are unmanaged groups of securities and, unlike a mutual fund, their performance assumes no transaction costs, taxes, management fees or other expenses. Please bear in mind that a direct investment in an index is not possible. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The Russell 2000 Growth Index is a measurement of changes in stock market conditions based on the average performance of small U.S. growth oriented securities with median market weighted capitalizations of approximately $800 million. Lipper Analytical Services ("Lipper") and Morningstar compare mutual funds according to overall performance, investment objectives, investment policies, assets, expense levels, periods of existence and other factors. The Lehman Brothers Aggregate Index is a market weighted blend of all investment grade corporate issues, all mortgage securities and all government issues. The Lehman Brothers 3-10 year Muni Bond Index is a broad based index which contains all securities in the Lehman Municipal Bond Index with maturities from 3-10 years.

WEISS, PECK & GREER MUTUAL FUNDS

MAJOR PORTFOLIO CHANGES - EQUITY FUNDS - QUARTER ENDING DECEMBER 31, 2001

TUDOR FUND                                LARGE CAP GROWTH

Additions                                 Additions
---------                                 ---------
Cheesecake Factory                        Applied Materials, Inc.
Elite Information Group                   Check Point Software Technologies Ltd.
Emmis Broadcasting Series A               First Data Corp.
J.D. Edwards & Co.                        J.C. Penny Co.
ONI Systems Corp.                         KLA-Tencor Corp.
Radiologix Inc.                           Medarex Inc.
Shuffle Master                            Principal Financial Group
Sonicblue Inc.                            Schlumberger Ltd.
VCA Antech, Inc.                          The Walt Disney Co.
Zoran Corp.                               Tyco International Ltd.

Deletions                                 Deletions
---------                                 ---------
ADE Corp.                                 American Express Co.
Anaren Microwave Inc.                     Baker Hughes Inc.
BreezeCom Limited                         Burlington Resources Inc.
Crown Media Holdings Inc. Cl A            Colgate-Palmolive Co.
DiamondCluster International Inc.         Corning, Inc.
Dollar Tree Stores Inc.                   General Motors Corp. Cl H
Ethan Allen Interiors, Inc.               Nortel Networks Corp.
Gilead Sciences Inc.                      Pharmacia Corp.
Luminent, Inc.                            Specialty Laboratories
Sipex Corp.                               Tellabs, Inc.


QUANTITATIVE EQUITY FUND

Additions
---------
AOL Time Warner Inc.
Archer-Daniels Midland Co.
BankAmerica Corp.
Cendant Corp.
Charter One Financial, Inc.
Clorox Co.
Marshall & Ilsley Corp.
Office Depot, Inc.
Pactiv Corporation
Wells Fargo & Co.

Deletions
---------
Agilent Technologies Inc.
Cooper Industries Inc.
Dentsply International Inc.
Dime Bancorp Inc.
Genzyme Corp.
Helmerich & Payne Inc.
Hibernia Corp. Cl A
PerkinElmer Inc.
Quaker Oats
Visteon Corp.

WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT DECEMBER 31, 2001 *

                                               PERCENT
                                     VALUE      OF NET
TUDOR FUND                          (000'S)     ASSETS
------------------------------------------------------
Commerce Bancorp Inc.               $2,253       3.2%
Genesis Microchip, Inc.              2,208       3.1%
Zoll Medical Corp.                   1,846       2.6%
Tier Technologies, Inc.              1,667       2.3%
Microtune, Inc.                      1,584       2.2%
Washington Federal Inc.              1,498       2.1%
Cor Therapeutics                     1,460       2.0%
Cryptologic, Inc.                    1,441       2.0%
Waddell & Reed Financial Cl A        1,392       2.0%
Fair, Isaac & Co., Inc.              1,292       1.8%
                                   -------      -----
                                   $16,641      23.3%
                                   =======      =====


                                                PERCENT
                                     VALUE      OF NET
LARGE CAP GROWTH FUND               (000'S)     ASSETS
------------------------------------------------------
Pfizer, Inc.                        $3,188       4.3%
American International
  Group, Inc.                        3,176       4.2%
Wellpoint Health Network             2,921       3.9%
General Electric Co.                 2,806       3.7%
Eli Lilly & Co.                      2,529       3.4%
Johnson & Johnson                    2,482       3.3%
Tyco International Ltd.              2,356       3.1%
Philip Morris Companies Inc.         2,293       3.1%
Citigroup Inc.                       2,272       3.0%
KLA-Tencor Corp.                     2,230       3.0%
                                   -------      -----
                                   $26,253      35.0%
                                   =======      =====


                                               PERCENT
                                     VALUE      OF NET
QUANTITATIVE EQUITY FUND            (000'S)     ASSETS
------------------------------------------------------
General Electric Co.                $  914       4.1%
Microsoft Corp.                        798       3.6%
Pfizer Inc.                            693       3.1%
Exxon Mobil Corp.                      645       2.9%
Wal-Mart Stores Inc.                   552       2.5%
Intel Corp.                            552       2.5%
International Business Machines        532       2.4%
Citigroup Inc.                         525       2.3%
Johnson & Johnson                      514       2.2%
Merck & Co., Inc.                      426       1.9%
                                    ------      -----
                                    $6,151      27.5%
                                    ======      =====



WEISS, PECK & GREER MUTUAL FUNDS

TEN LARGEST HOLDINGS AT DECEMBER 31, 2001* - CONTINUED

                                                                           PERCENT
                                                               VALUE        OF NET
CORE BOND FUND                                                (000'S)       ASSETS
----------------------------------------------------------------------------------
Federal National Mortgage Association Discount Note
        Due 1/14/02 .....................................     $17,579        14.2%
U. S. Treasury Note 5.875% Due 11/15/04 .................      13,993        11.3%
Federal National Mortgage Association 6.500%
        Due 1/1/32** ....................................      11,665         9.4%
Federal National Mortgage Association 7.000%
        Due 1/1/32** ....................................      10,172         8.2%
U. S. Treasury Note 5.250% Due 8/15/03 ..................      10,144         8.2%
Federal National Mortgage Association 5.375%
        Due 11/15/11 ....................................       9,001         7.3%
Government National Mortgage Association 6.500%
        Due 2/15/24-10/15/24** ..........................       5,063         4.1%
U. S. Treasury Note 5.000% Due 8/15/11 ..................       4,257         3.4%
U. S. Treasury Note 6.375% Due 6/30/02 ..................       2,970         2.4%
Federal National Mortgage Association 6.500%
        Due 12/1/14** ...................................       2,900         2.4%
                                                              -------       ------
                                                              $87,744        70.9%
                                                              =======       ======


INTERMEDIATE MUNICIPAL BOND FUND

Chicago Illinois O'Hare International Airport
        Revenue Refunding - 2nd Lien
        Series C (MBIA Insured) 5.750% Due 1/1/09 ........     $1,062         5.6%
Rhode Island Housing & Mortgage Finance Corporate
        Multi Family Housing Revenue Series A
        (AMBAC Insured) 5.700% Due 7/1/07 ................      1,033         5.4%
Lancaster County Nebraska Public School District
        #1 5.000% Due 7/15/11 ............................        807         4.2%
Oklahoma County Oklahoma Home Finance Authority
        Single Family Refunding Subordinated Mortgage
        Revenue Series B Zero Coupon Due 7/1/12 ..........        787         4.1%
Charlotte North Carolina Water & Sewer System
        Revenue 5.500% Due 6/1/12 ........................        784         4.1%
Louisiana State Office Facilities Corporate
        Lease Revenue Capital Complex
        Program (AMBAC Insured) 5.000% Due 5/1/12 ........        770         4.0%
New Orleans Louisiana Public Improvement
        General Obligation (FSA Insured) 7.200%
        Due 11/1/08 ......................................        740         3.9%
California State Public Works Board Lease
        Revenue, Series B Department of
        Corrections 5.250% Due 1/1/12 ....................        675         3.6%
Rockford Illinois School District #205 4.450%
        Due 2/1/12 .......................................        577         3.0%
West Valley City Utah Sales Tax Revenue 4.650%
        Due 7/15/12 ......................................        543         2.9%
                                                              -------       ------
                                                               $7,778        40.8%
                                                              =======       ======


* The composition of the largest securities in each portfolio is subject to change.
**   Mortgage pass-through securities.




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                                     TUDOR

            COMMON STOCKS (96.6%)
            CAPITAL GOODS
            AEROSPACE/DEFENSE (1.9%)
 15,000     EDO Corp. .........................................         $397
 38,300  *  Titan Corp. .......................................          956
                                                                     -------
                                                                       1,353
                                                                     -------

            BIOTECHNOLOGY (1.9%)
 48,300  *  Applied Molecular Evolution Inc. ..................          595
 13,900  *  Enzon Inc. ........................................          782
                                                                     -------
                                                                       1,377
                                                                     -------

            COMMUNICATIONS (6.0%)
 25,300     Emmis Broadcasting Series A .......................          598
 85,600  *  ONI Systems Corp. .................................          537
 48,800  *  Powerwave Technologies Inc. .......................          843
 66,400  *  Proxim Inc. .......................................          658
142,200 #*  Tellium, Inc. .....................................          886
 43,400  *  Time Warner Telecom, Cl A .........................          768
                                                                     -------
                                                                       4,290
                                                                     -------

            COMPUTER SOFTWARE & SERVICES (1.3%)
 44,600  *  Elite Information Group ...........................          553
 21,900  *  J. D. Edwards & Co. ...............................          360
                                                                     -------
                                                                         913
                                                                     -------
            COMPUTER SYSTEMS (2.5%)
 61,800  *  Paravant Inc. .....................................          145
 77,300  *  Tier Technologies, Inc. ...........................        1,667
                                                                     -------
                                                                       1,812
                                                                     -------
            ELECTRONICS (3.9%)
 56,200  *  Simplex Solutions, Inc. ...........................          930
307,800  *  Sonicblue Inc. ....................................        1,243
 10,200  *  Synopsys Inc. .....................................          603
                                                                     -------
                                                                       2,776
                                                                     -------
            INTERNET CONTENT (1.8%)
193,400  *  Alvarion Ltd. .....................................          714
 69,400  *  Centillium Communication Inc. .....................          545
                                                                     -------
                                                                       1,259
                                                                     -------
            PHARMACEUTICALS (5.1%)
 40,300  *  Adolor Corp. ......................................          723
 29,900  *  Caremark Rx Inc. ..................................          488
 61,000  *  Cor Therapeutics ..................................        1,460
 24,200  *  Corvas International Inc. .........................          158
 41,700  *  Inhale Therapeutic Systems Inc. ...................          773
 40,100  *  Inkine Pharmaceutical Co, Inc. ....................           63
                                                                     -------
                                                                       3,665
                                                                     -------
            PUBLISHING (1.0%)
 14,600  *  Scholastic Corp. ..................................          735
                                                                     -------



Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                                TUDOR (CONTINUED)

            SEMICONDUCTORS (11.9%)
 29,500  *  Aeroflex, Inc. ....................................         $558
 39,900  *  Axcelis Technologies Inc. .........................          514
 33,400 #*  Genesis Microchip, Inc. ...........................        2,208
 21,600  *  Intersil Corp. Cl A ...............................          697
232,100  *  Metalink Ltd. .....................................        1,277
 67,500  *  Microtune, Inc. ...................................        1,584
 14,800  *  Varian Semiconductor Equipment Associates, Inc. ...          512
 35,400  *  Zoran Corp. .......................................        1,155
                                                                     -------
                                                                       8,505
                                                                     -------
                                                                      26,685
                                                                     -------

            CONSUMER BUSINESS SERVICES (2.5%)
 5,000   *  AMN Healthcare Services Inc. ......................          137
 30,300  *  Getty Images Inc. .................................          696
 25,000     NDCHealth Corp. ...................................          864
 2,500   *  The Advisory Board Co. ............................           69
                                                                     -------
                                                                       1,766
                                                                     -------

            ENTERTAINMENT (2.3%)
 38,700  *  Shuffle Master ....................................          606
 20,700  *  THQ Inc. ..........................................        1,003
                                                                     -------
                                                                       1,609
                                                                     -------

            FOOD (5.9%)
  8,700  *  American Italian Pasta Co. Cl A ...................          366
 13,900  *  CEC Entertainment Inc. ............................          603
 23,650  *  Cheesecake Factory ................................          822
 19,500     Dreyer's Grand Ice Cream, Inc. ....................          751
 51,700  *  Monterey Pasta Company ............................          386
 20,000  *  Performance Group ................................           703
 13,200  *  Whole Foods Market Inc. ...........................          575
                                                                     -------
                                                                       4,206
                                                                     -------

            HEALTH CARE SERVICES (8.8%)
 20,600  *  Alkermes Inc. .....................................          543
 89,400  *  Aradigm Corp. .....................................          635
 20,600  *  ISIS Pharmaceuticals ..............................          457
 22,000  *  NPS Pharmaceutical Inc. ...........................          843
138,900 #*  Physiometrix Inc. .................................          303
109,400  *  Radiologix Inc. ...................................        1,110
 47,300  *  The Medicines Co. .................................          548
 47,400  *  Zoll Medical Corp. ................................        1,846
                                                                     -------
                                                                       6,285
                                                                     -------


                       See notes to financial statements



Page 10

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                                TUDOR (CONTINUED)

            HOSPITALS (0.4%)
  9,100  *  Lifepoint Hospitals Inc. ..........................         $310
                                                                     -------

            MANUFACTURING (1.0%)
 28,200  *  Plantronics Inc. ..................................          723
                                                                     -------

            MEDICAL BIOTECHNOLOGY (3.4%)
 95,400  *  Conjuchem Inc. ....................................          388
 33,300  *  NBTY Inc. .........................................          390
228,100  *  Northwest Biotherapeutics, Inc. ...................        1,141
 24,500  *  Penwest Pharmaceuticals Co. .......................          491
                                                                     -------
                                                                       2,410
                                                                     -------

            MEDICAL SUPPLIES (2.6%)
 17,600  *  Cubist Pharmaceuticals Inc. .......................          633
 28,500  *  Endocare Inc. .....................................          511
 20,300  *  Pharmaceutical Resources Inc. .....................          686
                                                                     -------
                                                                       1,830
                                                                     -------

            OTHER (1.8%)
 24,600  *  Bright Horizons Family Solutions ..................          689
 73,100  *  Princeton Review Inc. .............................          559
                                                                     -------
                                                                       1,248
                                                                     -------

            RETAIL (2.9%)
 10,900  *  American Eagle Outfitters .........................          285
 12,000  *  Christopher & Banks Corp. .........................          411
 22,500  *  Linens `N Things, Inc. ............................          574
 29,000  *  Too, Inc. .........................................          798
                                                                     -------
                                                                       2,068
                                                                     -------

            TELECOMMUNICATIONS (1.5%)
 61,700     Applied Signal Technology .........................          521
 18,800  *  Western Wireless Corp. Cl A .......................          531
                                                                     -------
                                                                       1,052
                                                                     -------
                                                                      23,507
                                                                     -------

            ENERGY OIL & GAS EXPLORATION (4.7%)
 56,300  *  Core Laboratories .................................          789
 38,200  *  Pioneer Natural Resources Co. .....................          736
 21,800  *  Universal Compression Holdings ....................          643
 66,750     XTO Energy Inc. ...................................        1,168
                                                                     -------
                                                                       3,336
                                                                     -------

            OIL FIELD SERVICES (0.5%)
 41,600  *  Key Energy Group, Inc. ............................          383
                                                                     -------
                                                                       3,719
                                                                     -------



Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                                TUDOR (CONTINUED)

            INTEREST SENSITIVE
            BANKS (6.5%)
 57,270     Commerce Bancorp Inc. .............................       $2,253
 30,200     Hudson United Bancorp .............................          867
 58,096     Washington Federal Inc. ...........................        1,498
                                                                     -------
                                                                       4,618
                                                                     -------

            INSURANCE (2.0%)
 41,400  *  American Physicians Capital Inc. ..................          900
 1,500   *  AMERIGROUP Corporation ............................           33
 19,000  *  Centene Corp. .....................................          417
 2,400      Odyssey Re Holdings Corp. .........................           42
                                                                     -------
                                                                       1,392
                                                                     -------

            OTHER (4.8%)
103,555  *  AB Watley Co. .....................................          244
 31,180     BRE Properties Inc. Cl A ..........................          965
 25,000 #*  Bruker Daltonics, Inc. ............................          409
 33,700  *  VCA Antech, Inc. ..................................          409
 43,233     Waddell & Reed Financial Cl A .....................        1,392
                                                                     -------
                                                                       3,419
                                                                     -------
                                                                       9,429
                                                                     -------

            INTERMEDIATE GOODS & SERVICES APPLICATIONS SOFTWARE (0.5%)
 1,000   *  Magma Design Automation, Inc. .....................           30
 13,800  *  WebEx Communications, Inc. ........................          343
                                                                     -------
                                                                         373
                                                                     -------

            CONSULTING SERVICES (1.2%)
 90,400  *  I-Many, Inc. ......................................          872
                                                                     -------

            DATA SERVICES (1.8%)
 20,500     Fair, Isaac & Co., Inc. ...........................        1,292
                                                                     -------

            ENGINEERING (1.1%)
 17,200  *  EMCOR Group, Inc. .................................          781
                                                                     -------

            INTERNET SOFTWARE (2.0%)
 81,200 #*  Cryptologic, Inc. .................................        1,441
                                                                     -------

            TRANSPORTATION (1.1%)
 79,300  *  OMI Corp. .........................................          316
 13,100     Teekay Shipping Marshall Island ...................          457
                                                                     -------
                                                                         773
                                                                     -------
                                                                       5,532
                                                                     -------

            Total Common Stock
               (Cost $61,745) .................................       68,872
                                                                     -------


                       See notes to financial statements



                                                                         Page 11

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                                Value
(000's)        Security                                              (000's)
---------      --------                                             -------

                                TUDOR (CONTINUED)

            REPURCHASE AGREEMENT (6.6%)
                (Cost $4,705)
 $4,705     SBC Warburg Inc. 1.600% Due 1/2/02 with
                maturity value of $4,705 (collateralized by
                $4,818 United States Treasury Bond
                10.625% Due 8/15/15) ..........................       $4,705
                                                                     -------

            TOTAL INVESTMENTS (103.2%)
                (Cost $66,450) ................................       73,577

            LIABILITIES IN EXCESS OF OTHER ASSETS
                (-3.2%) .......................................       (2,253)
                                                                     -------

            TOTAL NET ASSETS (100.0%) .........................      $71,324
                                                                     =======

* Non-income producing securities.
# Security out on loan (see Note 3).







WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                                LARGE CAP GROWTH

            COMMON STOCKS (98.5%)
            CAPITAL GOODS
            BROADCASTING/ADVERTISING (8.4%)
 50,800  *  AOL Time Warner, Inc. .............................       $1,631
100,000  *  Liberty Media Corp. Series A ......................        1,400
 73,200     The Walt Disney Co. ...............................        1,517
 40,000  *  Viacom Inc. Cl B ..................................        1,766
                                                                     -------
                                                                       6,314
                                                                     -------

            COMPUTER SOFTWARE & SERVICES (8.5%)
 84,800  *  Cisco Systems Inc. ................................        1,536
 80,000  *  EMC Corp. .........................................        1,075
100,000  *  Oracle Corp. ......................................        1,381
 41,000  *  Siebel Systems Inc. ...............................        1,147
100,000  *  Sun Microsystems Inc. .............................        1,230
                                                                     -------
                                                                       6,369
                                                                     -------

            INTERNET SOFTWARE (2.4%)
 45,400  *  Check Point Software Technologies Ltd. ............        1,811
                                                                     -------

            OTHER CAPITAL GOODS (6.9%)
 70,000     General Electric Co. ..............................        2,806
 40,000     Tyco International Ltd. ...........................        2,356
                                                                     -------
                                                                       5,162
                                                                     -------

            SEMICONDUCTORS (9.8%)
 45,800  *  Analog Devices, Inc. ..............................        2,033
 50,000  *  Applied Materials, Inc. ...........................        2,005
 45,000  *  KLA-Tencor Corp. ..................................        2,230
 35,000  *  Teradyne, Inc. ....................................        1,055
                                                                     -------
                                                                       7,323
                                                                     -------

            TECHNOLOGY (2.1%)
 56,200     Texas Instruments, Inc. ...........................        1,573
                                                                     -------
                                                                      28,552
                                                                     -------

            CONSUMER BUILDING PRODUCTS (1.7%)
 25,000     Home Depot,Inc. ...................................        1,275
                                                                     -------

            DATA SERVICES (2.8%)
 27,000     First Data Corp. ..................................        2,118
                                                                     -------

            HEALTH CARE (18.8%)
 35,000     American Home Products Corp. ......................        2,148
 40,000     Baxter International Inc. .........................        2,145
 32,200     Eli Lilly & Co. ...................................        2,529
 65,800  *  Medarex Inc. ......................................        1,182
 80,000     Pfizer, Inc. ......................................        3,188
 25,000  *  Wellpoint Health Network ..........................        2,921
                                                                     -------
                                                                      14,113
                                                                     -------


                       See notes to financial statements


Page 12


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                          LARGE CAP GROWTH (CONTINUED)

            NONDURABLES (3.3%)
 42,000     Johnson & Johnson .................................       $2,482
                                                                     -------

            OTHER (10.5%)
 70,000     Carnival Corp. ....................................        1,966
 50,000  *  Costco Wholesale Corp. ............................        2,219
 50,000     Philip Morris Companies Inc. ......................        2,293
 40,000     Walgreen Co. ......................................        1,346
                                                                     -------
                                                                       7,824
                                                                     -------
            RETAIL (2.1%)
 57,800     J.C.Penny Co. .....................................        1,555
                                                                     -------
                                                                      29,367
                                                                     -------

            INTEREST SENSITIVE INSURANCE (7.8%)
 40,000     American International Group Inc. .................        3,176
 20,000     Everest Re Group Ltd. .............................        1,414
 51,700  *  Principal Financial Group .........................        1,241
                                                                     -------
                                                                       5,831
                                                                     -------
            OTHER (8.3%)
 45,000     Citigroup Inc. ....................................        2,272
 30,000     Federal Home Loan Mortgage Corp. ..................        1,962
 25,000      Federal National Mortgage Association Corp. ......        1,987
                                                                     -------
                                                                       6,221
                                                                     -------
                                                                      12,052
                                                                     -------

            NATURAL RESOURCES ENERGY & RELATED (5.1%)
 44,000     Apache Corp. ......................................        2,195
 30,000     Schlumberger Ltd. .................................        1,648
                                                                     -------
                                                                       3,843
                                                                     -------

            TOTAL COMMON STOCK
                (Cost $60,426) ................................       73,814
                                                                     -------


Principal
Amount                                                                Value
(000's)        Security                                              (000's)
---------      --------                                             -------

                          LARGE CAP GROWTH (CONTINUED)

            EURODOLLAR DEPOSIT (1.6%)
                (Cost $1,173)
 $1,173     Societe Generale Bank 1.550% Due 1/2/02 ...........       $1,173
                                                                     -------
            TOTAL INVESTMENTS (100.1%)
                (Cost $61,599) ................................       74,987

            LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1)                 (56)
                                                                     -------
            TOTAL NET ASSETS (100.0%)                                $74,931
                                                                     =======

* Non-income producing security.




                       See notes to financial statements




                                                                         Page 13

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                               QUANTITATIVE EQUITY

            COMMON STOCKS
            AEROSPACE (0.6%)
  4,000     Honeywell Inc. ....................................         $135
                                                                     -------

            BANKING/FINANCIAL (5.2%)
  4,450     BankAmerica Corp. .................................          280
  7,455     Charter One Financial, Inc. .......................          202
  2,400     Marshall & Ilsley Corp. ...........................          152
  5,100     National City Corp. ...............................          149
  6,600     Southtrust Corp. ..................................          163
  1,800     Suntrust Banks Inc. ...............................          113
  2,600     Wells Fargo & Co. .................................          113
                                                                     -------
                                                                       1,172
                                                                     -------

            BASIC INDUSTRIES (2.9%)
  3,900     ALCOA Inc. ........................................          139
 11,200  *  Pactiv Corporation ................................          199
  3,200     Parker-Hannifin Corp. .............................          147
  2,900     Praxair, Inc. .....................................          160
                                                                     -------
                                                                         645
                                                                     -------

            COMMERCIAL SERVICES (2.3%)
 10,900  *  Cendant Corp. .....................................          214
  4,400  *  Comcast Corp. .....................................          158
  3,600  *  Convergys Corporation .............................          135
                                                                     -------
                                                                         507
                                                                     -------

            CONSUMER CYCLICALS (7.2%)
  2,100     General Motors Corp. ..............................          102
  2,400     Harley Davidson, Inc. .............................          130
  5,300     Home Depot, Inc. ..................................          270
  4,600  *  Kroger Co. ........................................           96
  7,250     Sears, Roebuck & Co. ..............................          345
  9,600     Wal-Mart Stores Inc. ..............................          552
  6,000     Walt Disney Co. ...................................          124
                                                                     -------
                                                                       1,619
                                                                     -------

            CONSUMER NON-CYCLICALS (7.8%)
  7,400     Archer-Daniels Midland Co. ........................          106
  2,600     Cardinal Health Inc. ..............................          168
  2,800     Clorox Co. ........................................          111
  2,800     Coca-Cola Company .................................          132
  9,900  *  Office Depot, Inc. ................................          184
  4,800     Pepsi Bottling Group Inc. .........................          113
  5,330     Pepsico, Inc. .....................................          260
  6,800     Philip Morris Companies Inc. ......................          312
  4,500     Procter & Gamble Co. ..............................          356
                                                                     -------
                                                                       1,742
                                                                     -------

            CONSUMER SERVICES (1.0%)
  6,850  *  Corning Inc. ......................................           61
  3,600  *  Viacom Inc. Cl B ..................................          159
                                                                     -------
                                                                         220
                                                                     -------



Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                         QUANTITATIVE EQUITY (CONTINUED)

            ELECTRIC SERVICES (0.8%)
  5,300     FirstEnergy Corp. .................................         $185
                                                                     -------

            ELECTRONICS (1.0%)
  2,500  *  Analog Devices Inc. ...............................          111
  2,750  *  Applied Materials Inc. ............................          110
                                                                     -------
                                                                         221
                                                                     -------

            ELECTRONICS-SEMICONDUCTOR (0.3%)
  2,600     Texas Instruments, Inc. ...........................           73
                                                                     -------

            ENERGY (6.3%)
  4,200     Baker Hughes, Inc. ................................          153
  16,400    Exxon Mobil Corp. .................................          645
  5,200     Occidental Petroleum Corp. ........................          138
  7,500     Sempra Energy .....................................          184
  9,750     USX-Marathon Group ................................          293
                                                                     -------
                                                                       1,413
                                                                     -------
            FINANCE (10.2%)
  2,500     AMBAC Financial Group Inc. ........................          145
  5,050     American International Group Inc. .................          401
  2,200     Bear Stearns Companies, Inc. ......................          129
 10,400     Citigroup Inc. ....................................          525
  2,800     Countrywide Credit Industries, Inc. ...............          115
  2,000     Federal Home Loan Mortgage Association ............          131
  3,150     Federal National Mortgage Association .............          251
  3,050     Household International Inc. ......................          177
  6,000     JP Morgan Chase & Co. .............................          218
  1,800     Merrill Lynch & Co., Inc. .........................           94
  3,250     Washington Mutual, Inc. ...........................          106
                                                                     -------
                                                                       2,292
                                                                     -------

            FOOD (1.1%)
  4,800     ConAgra Food Inc. .................................          114
  3,900     Darden Restaurants Inc. ...........................          138
                                                                     -------
                                                                         252
                                                                     -------

            FOOD STORES (0.7%)
  4,800     Albertson's Inc. ..................................          151
                                                                     -------

            HEALTH CARE (9.0%)
  4,300     Bristol Myers Squibb Co. ..........................          219
  8,700     Johnson & Johnson .................................          514
  7,250     Merck & Co. Inc. ..................................          426
 17,400     Pfizer Inc. .......................................          693
  1,300  *  Wellpoint Health Networks .........................          152
                                                                     -------
                                                                       2,004
                                                                     -------

                       See notes to financial statements



Page 14

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                         QUANTITATIVE EQUITY (CONTINUED)

            HOMEBUILDING (0.7%)
  3,300     Pulte Homes, Inc. .................................         $148
                                                                     -------

            INDUSTRIAL (6.9%)
  2,350  *  FMC Corp. .........................................          140
 22,800     General Electric Co. ..............................          914
  1,700     Johnson Controls, Inc. ............................          137
  5,898     Tyco International Ltd. ...........................          347
                                                                     -------
                                                                       1,538
                                                                     -------

            INSURANCE AGENTS (2.2%)
  1,200     CIGNA Corp. .......................................          111
  2,900     John Hancock Financial Services ...................          120
  2,000     MGIC Investment Corp. .............................          123
  3,300     Torchmark Corp. ...................................          130
                                                                     -------
                                                                         484
                                                                     -------

            MEDICAL PRODUCTS (3.0%)
  3,300     Abbott Laboratories ...............................          184
  3,100  *  Amgen, Inc. .......................................          175
  4,200     Beckman Instruments, Inc. .........................          186
  3,500     Mylan Laboratories, Inc. ..........................          131
                                                                     -------
                                                                         676
                                                                     -------

            OIL AND GAS (1.3%)
  2,100     Amerada Hess Corp. ................................          131
  4,450     Sunoco Inc. .......................................          166
                                                                     -------
                                                                         297
                                                                     -------

            RETAIL (0.6%)
  3,300     TJX Companies, Inc. ...............................          132
                                                                     -------

            SPECIALTY PRINTING (0.6%)
  2,000     Gannett Inc. ......................................          134
                                                                     -------

            TECHNOLOGY (18.9%)
 10,175  *  AOL Time Warner Inc. ..............................          327
  2,650     Boeing Co. ........................................          103
 16,150  *  Cisco Systems Inc. ................................          292
  4,900  *  Dell Computer Corp. ...............................          133
  4,650  *  EMC Corp. .........................................           62
  2,800     First Data Corp. ..................................          220
  3,100     Harris Corp. ......................................           95
  4,300     Hewlett Packard Co. ...............................           88
  2,100     Hillenbrand Industries, Inc. ......................          116
 17,550     Intel Corp. .......................................          552
  4,400     International Business Machines ...................          532
  2,600  *  Lexmark International Group Inc., Cl A ............          153
  3,200  *  Micron Technology, Inc. ...........................           99
 12,050  *  Microsoft Corp. ...................................          798




Number                                                               Value
of Shares      Security                                             (000's)
---------      --------                                             -------

                         QUANTITATIVE EQUITY (CONTINUED)




  3,500     Motorola, Inc. ....................................          $53
 11,300  *  Nortel Networks Corp. .............................           85
  9,750  *  Oracle Corp. ......................................          135
  1,900     Scientific Atlanta Inc. ...........................           45
  6,800  *  Sun Microsystems Inc. .............................           84
  2,300     United Technologies Corp. .........................          149
  2,300  *  Veritas Software Corp. ............................          103
                                                                     -------
                                                                       4,224
                                                                     -------

            TELECOMMUNICATIONS (3.6%)
  2,000     Alltel Corp. ......................................          124
  6,100  *  JDS Uniphase Corp. ................................           53
  1,600  *  QUALCOMM Inc. .....................................           81
  9,000     SBC Communications ................................          353
 10,200     Sprint Corp. ......................................          205
                                                                     -------
                                                                         816
                                                                     -------

            TRANSPORTATION (0.8%)
  3,000     Union Pacific Corp. ...............................          171
                                                                     -------

            UTILITIES (1.5%)
  4,300     Entergy Corp. .....................................          168
  4,000     Progress Energy Inc. ..............................          180
                                                                     -------
                                                                         348
                                                                     -------

            WASTE MANAGEMENT (0.5%)
  5,800  *  Republic Services Inc. Cl A .......................          116
                                                                     -------

            WIRELESS COMMUNICATIONS (2.4%)
  9,700  *  AT&T Wireless Services ............................          139
  8,600     Verizon Communications ............................          408
                                                                     -------
                                                                         547
                                                                     -------

            TOTAL INVESTMENTS (99.4%)
                (Cost $22,541) ................................       22,262

            OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%) ......          125
                                                                     -------

            TOTAL NET ASSETS (100.0%) .........................     $ 22,387
                                                                    ========

* Non-income producing securities.




                       See notes to financial statements



                                                                         Page 15

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                                    CORE BOND

            LONG-TERM SECURITIES
            ASSET BACKED SECURITIES (1.3%)
                (Cost $1,546)
 $1,535     Discover Card Master Trust I Series 1998-6,
                Class A 5.850% Due 1/17/06 ....................       $1,591
                                                                     -------

            CORPORATE DEBENTURES (22.2%)
            BANKING (4.0%)
    415     Abbey National Capital Trust 8.963%
                Due 12/29/49 (D) ..............................          470
  1,450     JP Morgan Chase 7.625% Due 1/15/03 ................        1,524
    375     JP Morgan Chase 6.750% Due 2/1/11 .................          384
  1,500     Societe Generale Real Estate LLC
                7.640% Due 12/29/49 (B)(D) ....................        1,546
  1,000     Standard Chartered Bank 8.000% Due 5/30/31 (B) ....        1,037
                                                                     -------
                                                                       4,961
                                                                     -------

            BROKERAGE (2.6%)
  1,000     Credit Suisse First Boston 5.875% Due 8/1/06 ......        1,017
  2,110     Morgan Stanley Dean Witter 5.625% Due 1/20/04 .....        2,189
                                                                     -------
                                                                       3,206
                                                                     -------

            COMMUNICATIONS (1.9%)
  1,200     MCI Worldcom Inc. 8.250% Due 5/15/31 ..............        1,265
    280     Qwest Capital Funding 7.000% Due 8/3/09 (B)(D) ....          271
    850     Qwest Communications 7.200% Due 11/1/04 ...........          866
                                                                     -------
                                                                       2,402
                                                                     -------

            CONSUMER CYCLICAL (2.9%)
    870     Ford Motor Co. 7.450% Due 7/16/31 .................          798
  1,000     General Motors Corp. 8.000% Due 11/1/31 ...........        1,011
  1,900     Thomson Corp. 6.200% Due 1/5/12 ...................        1,819
                                                                     -------
                                                                       3,628
                                                                     -------

            CONSUMER NON-CYCLICAL (1.0%)
  1,200     Health Net Inc. 8.375% Due 4/15/11 ................        1,245
                                                                     -------

            ELECTRIC (0.7%)
  1,000     PPL Energy Supply LLC 6.400% Due 11/1/11 (B) ......          922
                                                                     -------



Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                              CORE BOND (CONTINUED)

            ENERGY (1.7%)
   $325     Amerada Hess 7.875% Due 10/1/29 ...................         $344
  1,760     Burlington Resources 7.400% Due 12/1/31 (B) .......        1,744
                                                                     -------
                                                                       2,088
                                                                     -------

            FINANCE (5.2%)
    450     Associates Corp. NA 5.750% Due 11/1/03 ............          469
    350     Beneficial Corp. 6.270% Due 1/9/02 ................          350
     50     Commercial Credit Corp. 6.875% Due 5/1/02 .........           51
  1,750     Ford Motor Credit Co. 6.500% Due 1/25/07 ..........        1,711
    775     Ford Motor Credit Co. 7.250% Due 10/25/11 .........          755
  1,500     GMAC 6.650% Due 11/15/05 ..........................        1,530
  1,500     Prudential LLC 8.695% Due 12/18/23 (B) ............        1,562
                                                                     -------
                                                                       6,428
                                                                     -------

            INSURANCE (2.2%)
    725     MetLife Inc. 5.250% Due 12/1/06 ...................          726
  2,000     Reinsurance Group of America 6.750% Due 12/15/11 ..        1,994
                                                                     -------
                                                                       2,720
                                                                     -------
            TOTAL CORPORATE DEBENTURES
                (Cost $27,337) ................................       27,600
                                                                     -------

            U.S. GOVERNMENT
              OBLIGATIONS (28.9%)
            U.S. Treasury Bonds (1.4%)
    225     8.125% Due 8/15/19 ................................          285
  1,485     5.375% Due 2/15/31 ................................        1,463
                                                                     -------
                                                                       1,748
                                                                     -------
            U.S. TREASURY NOTES (26.8%)
  2,905  *  6.375% Due 6/30/02 ................................        2,970
  9,755     5.250% Due 8/15/03 ................................       10,144
 13,220 #   5.875% Due 11/15/04 ...............................       13,993
  1,315     5.750% Due 11/15/05 ...............................        1,389
    350     7.000% Due 7/15/06 ................................          387
  4,270     5.000% Due 8/15/11 ................................        4,257
                                                                     -------
                                                                      33,140
                                                                     -------

            U.S. TREASURY STRIPS (0.7%)
  2,640     6.068%@ Due 2/15/21 ...............................          838
                                                                     -------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
                (Cost $35,437) ................................       35,726
                                                                     -------


                       See notes to financial statements



Page 16

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                              CORE BOND (CONTINUED)

            MORTGAGE PASS THROUGH SECURITIES (39.3%)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (26.7%)
 $2,155     6.000% Due 1/1/17 (C) .............................       $2,160
  1,165     Series 1999-28 Class PL 6.000% Due 1/25/28 ........        1,160
  2,365     6.000% Due 1/1/32 (C) .............................        2,313
  2,831     6.500% Due 12/1/14 ................................        2,900
 11,665     6.500% Due 1/1/32 (C) .............................       11,665
  9,985     7.000% Due 1/1/32 (C) .............................       10,172
  2,100     7.500% Due 2/1/31 .................................        2,163
    437     9.000% Due 11/1/10 ................................          467
                                                                     -------
                                                                      33,000
                                                                     -------

            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (8.2%)
  5,015     6.500% Due 2/15/24-10/15/24 .......................        5,063
  2,155     7.000% Due 1/1/32 (C) .............................        2,201
    912     7.500% Due 9/15/07 ................................          953
  1,845     8.000% Due 9/15/17-12/15/17 .......................        1,974
                                                                     -------
                                                                      10,191
                                                                     -------

            Other (4.4%)
  1,220     Chase Commercial Mortgage Securities Corp.
                Series 1996-2, Class A2 6.900% Due 9/19/06 ....        1,282
  1,050     JP Morgan Commercial Mortgage Finance Corp.
                Series 1998-C6, Class A3 6.613% Due 1/15/30 ...        1,086
    915     PNC Mortgage Securities Corp. Series 2000-1,
                Class A2 7.610% Due 2/15/10 ...................          990
  2,005     Salomon Brothers Mortgage Securities
                VII Series 2000-C1, Class A2
                7.455% Due 7/18/33 ............................        2,149
                                                                     -------
                                                                       5,507
                                                                     -------
            TOTAL MORTGAGE PASS THROUGH SECURITIES
                (Cost $48,306) ................................       48,698
                                                                     -------

            NON-MORTGAGE PASS THROUGH NOTES (7.3%)
                (Cost $9,046)
  9,215     Federal National Mortgage Association
                5.375% Due 11/15/11 ...........................        9,001
                                                                     -------

            SHORT-TERM SECURITIES ASSET BACKED SECURITIES (8.7%)
            BROKERAGE (3.4%)
  2,315  *  Bear Stearns Co. Inc. 2.259% Due 3/28/03 (A) ......        2,314
    685  *  Lehman Brothers Holdings Inc. 2.993%
                Due 4/4/03 (A) ................................          686
                                                                     -------




Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                              CORE BOND (CONTINUED)




 $1,220  *  Morgan Stanley Dean Witter Medium Term
                Note Series C 2.655% Due 4/5/04 (A) ...........       $1,220
                                                                     -------
                                                                       4,220
                                                                     -------
            COMMUNICATIONS (1.0%)
  1,180  *  Verizon Global Funding 2.260% Due 11/4/02 (A) .....        1,180
                                                                     -------

            CREDIT CARDS (1.4%)
    735  *  Bank of America Master Credit Card
                Trust Series 1998-A Class A
                2.006% Due 4/15/05 (A) ........................          735
  1,000  *  First Chicago Master Trust Series 1999-X Class A
                2.046% Due 6/15/05 (A) ........................        1,001
                                                                     -------
                                                                       1,736
                                                                     -------

            FINANCE (1.8%)
    750  *  Fleet Boston Financial Corp. 3.920%
                Due 7/14/03 (A) ...............................          749
    825  *  Household Corp. 2.050% Due 3/27/02 (A) ............          825
    650  *  Wells Fargo & Co. 2.270% Due 10/30/02 (A) .........          651
                                                                     -------
                                                                       2,225
                                                                     -------

            REAL ESTATE INVESTMENT TRUST (REIT) (1.1%)
  1,376  *  JP Morgan Commercial Mortgage Corp.
                Series 2000-FL1 Class 2.176% Due 4/15/10 (A) ..        1,373
                                                                     -------
            TOTAL ASSET BACKED SECURITIES
                (Cost $10,739) ................................       10,734
                                                                     -------

            GOVERNMENT AGENCY
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (14.2%)
                (Cost $17,579)
 17,589  *  Discount Note Due 1/14/02 .........................       17,579
                                                                     -------

            REPURCHASE AGREEMENT (2.1%)
                (Cost $2,589)
  2,589     SBC Warburg, LLC 1.600% Due 1/2/02 with
                maturity value of $2,589
                (Collateralized by $3,146 United States
                Treasury Bond 9.250% Due 2/15/16) .............        2,589
                                                                     -------

            TOTAL INVESTMENTS (124.0%)
                (Cost $152,579) ...............................      153,518

            LIABILITIES IN EXCESS OF OTHER ASSETS (-24.0%) ....      (29,721)
                                                                     -------

            TOTAL NET ASSETS (100.0%) .........................    $ 123,797
                                                                   =========


                       See notes to financial statements


                                                                         Page 17

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                              CORE BOND (CONTINUED)



(A)  Adjustable rate security. Rate stated is as of December 31, 2001.

(B) SEC Rule 144A Security. Such security has limited markets and is traded among "qualified institutional buyers." These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.

(C)  When issued security.

(D)  Callable security.

*    Securities segregated as collateral for when issued securities.

#    Security out on loan (see Note 3).

@    Indicates yield-to-maturity at December 31, 2001.







Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                           INTERMEDIATE MUNICIPAL BOND


            CALIFORNIA (6.4%)
   $650     California State Public Works
                Board Lease Revenue, Series B Department
                of Corrections 5.250% Due 1/1/12 ..............         $675

    500     Sacramento County California Sanitation District
                Financing Authority Revenue Series A
                5.200% Due 12/1/11 ............................          537

            COLORADO (1.4%)
    100     Adams County Colorado School District No. 12
                Refunding Series D General Obligation
                (MBIA Insured) 5.450% Due 12/15/06 ............          108

    145     Westminster Colorado Multi Family Revenue
                Refunding Housing Oasis Wexford Apts Project
                5.350% Due 12/1/25 ............................          152

            CONNECTICUT (0.8%)
    100     Connecticut State Health & Education
                Facilities Authority Revenue
                Sacred Heart University Series D
                5.300% Due 7/1/02 .............................          102

     50     Stratford Connecticut General Obligation Bond
                (FGIC Insured) 7.000% Due 6/15/04 .............           55

            FLORIDA (2.5%)
    455     Pace Property Finance Authority Florida Utility
                System Revenue Refunding and Improvement
                (AMBAC Insured) 5.100% Due 9/1/09 .............          479

            GEORGIA (2.8%)
    500     Savannah Georgia Economic Development Authority
                College of Art & Design Inc. Project
                Revenue Bonds 5.800% Due 10/1/05 ..............          524

            Illinois (9.8%)
  1,000     Chicago Illinois O'Hare International Airport
                Revenue Refunding- 2nd Lien Series C
                (MBIA Insured) 5.750% Due 1/1/09 ..............        1,062


                       See notes to financial statements



Page 18



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                     INTERMEDIATE MUNICIPAL BOND(CONTINUED)


   $100     Cook & DuPage Counties Illinois Combined School
                District #113A Lemont Capital Appreciation -
                Series B (FGIC Insured) 3.770%* Due 12/1/05 ...          $86

    132     Illinois Health Facilities Authority Revenue
                Unrefunded Series A (MBIA Insured)
                7.900% Due 8/15/03 ............................          132

    600     Rockford Illinois School District #205
                4.450% Due 2/1/12 .............................          577

            INDIANA (4.7%)
    395     La Porte County Indiana General Obligation
                (FGIC Insured) 5.000% Due 1/15/12 .............          401

    500     Purdue University/Indiana University Revenue
                Student Fee Series O 4.250% Due 7/1/08 ........          498

            IOWA (3.1%)
    100     Iowa Finance Authority Private College
                Revenue - Morningside College 2.050%
                Due 7/1/26 ....................................          100

    300     Iowa Higher Education Loan Authority -
                Loras College 1.950% Due 11/1/30 ..............          300

    100     Iowa Higher Education Loan Authority Revenue
                Educational Facilities - Palmer Chiropractic
                2.050% Due 4/1/27 .............................          100

    100     Iowa Student Loan Liquidity Corporation
                Student Loan Revenue - Series 1992 A
                6.450% Due 3/1/02 .............................          101

            KANSAS (2.2%)
    405     Kansas State Development Finance Authority
                Revenue Water Pollution Control Revolving
                Fund 5.000% Due 11/1/08 .......................          425

            KENTUCKY (0.5%)
     85     Dayton Kentucky Elderly Housing Mortgage Revenue
                Speers Court (FHA Insured) 5.350% Due 9/1/05 ..           89


Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                     INTERMEDIATE MUNICIPAL BOND(CONTINUED)





            LOUISIANA (7.9%)
   $750     Louisiana State Office Facilities Corporate Lease Revenue
                Capital Complex Program (AMBAC Insured)
                5.000% Due 5/1/12 .............................         $770

    630     New Orleans Louisiana Public Improvement General
                Obligation (FSA Insured) 7.200% Due 11/1/08 ...          740

            MARYLAND (0.5%)
    100     Maryland State Single Family Mortgage
                6.200% Due 4/1/04 .............................          104

            MASSACHUSETTS (2.0%)
    150     Massachusetts State Water Resource Authority
                6.250% Due 12/1/11 ............................          170

    205     Rail Connections Inc. Massachusetts Revenue
                Route 128 Parking - Series A 5.125% Due 7/1/07           217

            MICHIGAN (1.5%)
     25     Ferris State College Michigan Special Obligation
                7.500% Due 8/15/03 ............................           26

    240     Michigan State Building Authority Revenue
                Chippewa Correctional Facilities Escrowed to
                Maturity 7.250% Due 10/1/04 ...................          267

            MINNESOTA (0.5%)
    100     St Paul Minnesota Port Authority Commercial Development
                General Revenue Refunding Fort Rd Med/Irvine Pk-1
                (Asset Guaranty Insured) 7.500% Due 9/1/02 ....          100

            NEBRASKA (6.6%)
    780     Lancaster County Nebraska Public School District #1
                5.000% Due 7/15/11 ............................          807

    200     Nebraska Educational Finance Authority Revenue
                Refunding Creighton University Project
                Nebraska Educational Finance 1.950% Due 8/1/31           200



                        See notes to financial statements

                                                                         Page 19



WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                     INTERMEDIATE MUNICIPAL BOND(CONTINUED)


   $235     Nebraska Investment Finance Authority Multi
                Family Revenue Refunding Housing Wycliffe
                West-Series A 5.500% Due 12/1/25 ..............         $246

            NEVADA (0.5%)
     90     Nevada Housing Division Single Family
                Program Senior Issue C-1 5.550% Due 10/1/02 ...           92

            NEW JERSEY (3.0%)
    325     Arlington Arms Financing Corporation New Jersey
                Mortgage Revenue Arlington Arms Apartments
                Section 8 (FHA Insured) 10.250% Due 3/1/25 ....          328

    230     Gateway New Jersey Housing Development Corporation
                Revenue Multi Family Housing Section 8
                (FHA Insured) 10.500% Due 8/1/25 ..............          242

            NEW YORK (0.9%)
    100     Hempstead Town New York General Obligation Series B
                (AMBAC Insured) 6.500% Due 1/1/12 .............          115

     50     New York New York Series C General Obligation
                5.250% Due 10/1/04 ............................           53

            NORTH CAROLINA (4.7%)
    730     Charlotte North Carolina Water & Sewer System Revenue
                5.500% Due 6/1/12 .............................          784

    100     Surry County North Carolina Pollution Control
                Finance Authority Weyerhaeuser Co. Project
                9.250% Due 12/1/02 ............................          104

            OKLAHOMA (4.1%)
  1,625     Oklahoma County Oklahoma Home Finance Authority
                Single Family Refunding Subordinated Mortgage
                Revenue Series B 3.912%* Due 7/1/12 ...........          787




Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                     INTERMEDIATE MUNICIPAL BOND(CONTINUED)

            OREGON (3.5%)
   $275     McMinnville School District #40 5.500% Due 6/15/12          $293

    365     Oregon State Housing & Community Services
                Single Family Mortgage Program Series B
                6.875% Due 7/1/28 .............................          374

            RHODE ISLAND (5.4%)
    975     Rhode Island Housing & Mortgage Finance
                Corporation Multi Family Housing Revenue
                Series A (AMBAC Insured) 5.700% Due 7/1/07 ....        1,033

            SOUTH CAROLINA (0.4%)
     70     Piedmont Municipal Power Agency
                South Carolina Electric Revenue
                Series A Escrowed to Maturity (FGIC Insured)
                6.125% Due 1/1/07 .............................           77

            TEXAS (14.3%)
    500     Arlington Texas School District
                General Obligation 5.000% Due 2/15/11 .........          512

    265     Lower Colorado River Authority Texas Revenue
                Prerefunded 6.250% Due 5/1/07 .................          294

    500     Lower Colorado River Authority Texas Revenue
                Refunding Improvement (FSA Insured)
                5.000% Due 5/15/12 ............................          506

    400     San Antonio Texas General Obligation
                5.650% Due 2/1/13 .............................          424

    455     San Antonio Texas General Obligation
                5.875% Due 2/1/15 .............................          485

    500     Texas State Water Financial Assistance
                Series A General Obligation
                5.200% Due 8/1/15 .............................          507

            UTAH (3.3%)
     80     Salt Lake City Utah Water Conservancy
                District Revenue Refunding Series A Escrowed
                to Maturity (MBIA Insured)
                10.875% Due 10/1/02 ...........................           85


                       See notes to financial statements



Page 20

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                     INTERMEDIATE MUNICIPAL BOND(CONTINUED)


   $550     West Valley City Utah Sales Tax Revenue
                4.650% Due 7/15/12 ............................         $543

            VIRGINIA (0.0%)
     10     Virginia State Housing Development
                Authority Multi Family Series A
                9.645%* Due 11/1/17 ...........................            2

            WASHINGTON (3.2%)
    250     Lynnwood Washington Water & Sewer Revenue
                Refunding (FGIC Insured)
                6.000% Due 12/1/07 ............................          274

    300     Washington State Non-Callable Motor Vehicle Tax
                General Obligation 6.200% Due 3/1/08 ..........          331

            WISCONSIN (4.3%)
    300     Milwaukee County Wisconsin Corporate Purpose
                Series A General Obligation
                5.625% Due 9/1/12 .............................          317

    385     Pulaski Wisconsin Community School District
                Refunding General Obligation (FSA Insured)
                5.500% Due 3/1/11 .............................          408

    100     Wisconsin State Health & Educational
                Facilities Authority Prohealth Inc Project
                Series 2001B 2.000% Due 8/15/30 ...............          100
                                                                     -------

            TOTAL INVESTMENTS (100.8%)
                (Cost $18,853) ................................       19,220

            LIABILITIES IN EXCESS OF
                OTHER ASSETS (-0.8%) ..........................         (153)
                                                                     -------

            TOTAL NET ASSETS (100.0%) .........................      $19,067
                                                                     =======

* Indicates yield-to-maturity at December 31, 2001.




                    INTERMEDIATE MUNICIPAL BOND (continued)

        WPG Intermediate Municipal Bond Fund
        Industry Concentrations
  % of Net              Value
   Assets               000's
   32.6%    General Obligation ............................... $6,219
   14.0%    Water/Sewer Utility ..............................  2,669
   11.0%    Multi Family Housing .............................  2,092
    9.6%    Education ........................................  1,824
    7.6%    Annual Appropriation .............................  1,445
    6.1%    Prerefunded ......................................  1,158
    5.6%    Transportation ...................................  1,062
    3.1%    Escrow-to-Maturity ...............................    595
    3.0%    Single Family Housing ............................    570
    2.8%    Special Tax ......................................    543
    2.7%    Public Power .....................................    506
    1.7%    Healthcare .......................................    332
    0.5%    Industrial Revenue Bond ..........................    104
    0.5%    Student Loans ....................................    101
  100.8%    Total Investments ................................ 19,220
                                                              -------

   (0.8)%   Liabilities in Excess of Other Assets ............   (153)
                                                              -------
  100.0%    Total Net Assets .................................$19,067
                                                              =======


                       See notes to financial statements


                                                                         Page 21

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                             GOVERNMENT MONEY MARKET

            U.S. GOVERNMENT AGENCY OBLIGATIONS (81.2%)
            FEDERAL HOME LOAN BANK (10.2%)
$20,000     Discount Note Due 1/16/02                                $19,987
 20,000     Discount Note Due 3/27/02                                 19,897
                                                                     -------
                                                                      39,884
                                                                     -------

            FEDERAL HOME LOAN MORTGAGE CORPORATION (20.3%)
 20,000     Discount Note Due 1/24/02                                 19,973
 20,000     Discount Note Due 2/15/02                                 19,951
 20,000     Discount Note Due 2/19/02                                 19,953
 20,000     Discount Note Due 2/28/02                                 19,930
                                                                     -------
                                                                      79,807
                                                                     -------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION (50.7%)
 20,000     Discount Note Due 1/10/02                                 19,990
 20,000     Discount Note Due 2/1/02                                  19,961
 20,000     Discount Note Due 3/7/02                                  19,917
 20,000     Discount Note Due 3/22/02                                 19,828
 20,000     Discount Note Due 4/8/02                                  19,904
 20,000     Discount Note Due 4/19/02                                 19,790
 20,000     Discount Note Due 5/23/02                                 19,857
 20,000     Discount Note Due 5/30/02                                 19,852
 20,000     Discount Note Due 6/27/02                                 19,820
  5,000     Discount Note Due 11/1/02                                  4,906
 15,000     Discount Note Due 11/1/02                                 14,769
                                                                     -------
                                                                     198,594
                                                                     -------

            TOTAL U.S. GOVERNMENT AGENCY NOTES
                (Cost $318,285)                                      318,285
                                                                     -------

            REPURCHASE AGREEMENT (17.4%)
                (Cost $68,097)
    941     SBC Warburg Inc. 1.600% Due 1/2/02 with a
                maturity value of $941 (collateralized
                by $965 United States Treasury Bond
                12.000% Due 8/15/13) .........................           941
 67,156     SBC Warburg Inc. 1.600% Due 1/2/02 with a
                maturity value of $67,162 (collateralized
                by $68,758 United States Treasury Bond
                8.750% Due 8/15/20) ..........................        67,156
                                                                     -------

            TOTAL REPURCHASE AGREEMENTS ......................        68,097
                                                                     -------

            TOTAL INVESTMENTS (98.6%)
                (Cost $386,382) ..............................       386,382

            OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%) .....         5,471
                                                                     -------

            TOTAL NET ASSETS (100.0%) ........................      $391,853
                                                                    ========



Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                              TAX FREE MONEY MARKET

            ARIZONA (1.9%)
   $500     Arizona Health Facility Authority
                Revenue Arizona Healthcare Pooled Finance
                1.850% Due 6/1/30 (a) ........................          $500

  1,300     Pinal County Industrial Development Authority
                Pollution Control Revenue Magna Copper
                Company Project 1.950% Due 12/1/09 (a) .......         1,300

  1,960     Winslow Arizona Industrial Development Authority
                Hospital Revenue 9.500% Due 6/1/22 (c) .......         2,136

            CALIFORNIA (0.5%)
  1,000     Fairfield California Tax Revenue Anticipation Notes
                3.250% Due 6/30/02 ...........................         1,003

            COLORADO (5.6%)
  3,200     Castle Pines North Colorado Metro
                District Refunding 1.750% Due 12/1/28 (a) ....         3,200

  1,320     Colorado Springs Colorado Revenue
                Goodwill Industries 1.800% Due 2/1/07 (a) ....         1,320

  1,950     Denver Colorado City and County Multi Family
                Housing Revenue Ogden Residences
                1.900% Due 12/1/09 (a) .......................         1,950

    200     Denver Colorado Health & Hospital
                Authority Healthcare Revenue Series B
                2.000% Due 12/1/31 (a) .......................           200

  1,000     Dove Valley Metropolitan District
                Arapahoe County Series B
                2.250% Due 11/1/25 (a) .......................         1,000

  2,335     Summit County Colorado Recreational
                Facilities Revenue Refunding
                (Copper Mountain) Inc. Project
                1.950% Due 4/1/17 (a) ........................         2,335



                       See notes to financial statements



Page 22


WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)

 $1,420     University of Colorado Enterprise
                System Series A 4.500% Due 6/1/02 ............        $1,427

            FLORIDA (5.6%)
  6,435     Capital Trust Agency Florida Multi Family
                Housing Revenue Community Loan Program
                1.760% Due 12/1/32 (a) .......................         6,435

    600     Dade County Florida Educational Facilities
                Authority Revenue Refunding University of
                Miami Series A 5.500% Due 4/1/02 .............           605

    595     Florida Housing Finance Agency Multi Family
                Housing Country Club Apartments Jacaranda
                Phase 1 Project 1.900% Due 12/1/07 (a) .......           595

  1,200     Orange County Florida Health Finance
                Authority Revenue Florida Hospital
                Association Health Series A
                1.850% Due 6/1/30 (a) ........................         1,200

  2,685     Pasco County Health Facility Authority Multi
                Family Housing Arms Magnolia Valley
                1.875% Due 12/1/07 (a) .......................         2,685

            GEORGIA (4.7%)
    800     Cobb County Residential Care Facilities for the
                Elderly Authority Presbyterian Village
                Austell 1.650% Due 8/1/15 (a) ................           800

  1,000     Fulton County Residential Care 1.950%
                Due 1/1/18 (a) ...............................         1,000

    500     Fulton County Georgia Multi Family
                Housing Revenue Champions Green Apartments
                1.650% Due 10/1/25 (a) .......................           500

    600     Gwinnett County Georgia Development Authority
                Revenue (Wesleyan School Project)
                1.650% Due 3/1/17 (a) ........................           600

    600     Gwinnett County Housing Authority Multi Family
                Housing Revenue Post Corners Project
                1.650% Due 6/1/25 (a) ........................           600

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)


 $1,490     Marietta Georgia Housing Authority Multi Family
                Housing Revenue (Falls at Bells Ferry)
                4.150% Due 1/15/09 (a) .......................        $1,490

  1,300     Roswell Georgia Multi Family Housing
                Revenue Post Canyon Project
                1.650% Due 6/1/25 (a) ........................         1,300

  3,300     Savannah Housing Authority Multi Family Housing
                Revenue Refunding-Somerset Wharf Project B
                1.650% Due 6/15/26 (a) .......................         3,300

            IDAHO (0.4%)
    900     Idaho Health Facilities Authority Revenue
                St. Lukes Regional Medical Center Project
                1.950% Due 5/1/22 (a) ........................           900

            ILLINOIS (5.2%)
    500     Belleville Illinois Industrial Development
                Revenue Watterau Inc. Project
                1.900% Due 12/1/08 (a) .......................           500

    800     Illinois Development Finance Authority
                (Dart Container) 2.400% Due 8/1/25 (a) .......           800

    100     Illinois Development Finance Authority
                Educational Facilities Revenue -
                Trinity International University
                Project Series A 1.700% Due 10/1/30 (a) ......           100

  1,600     Illinois Development Finance Authority Revenue -
                Casa Central Padres Project
                1.800% Due 8/1/26 (a) ........................         1,600

  1,300     Illinois Development Finance Authority Revenue
                Bonds (Dart Container Corp)
                1.900% Due 12/1/09 (a) .......................         1,300

  1,000     Illinois Educational Facilities Authority
                Revenue B (Field Museum of Natural History)
                1.650% Due 11/1/25 (a) .......................         1,000

    400     Illinois Educational Facilities Authority
                Revenues Concordia University River Project
                2.050% Due 10/1/31 (a) .......................           400


                       See notes to financial statements



                                                                         Page 23





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)



 $1,200     Illinois Health Facilities Authority
                Revenue Elmhurst Memorial Health - Series B
                2.000% Due 1/1/20 (a) ........................        $1,200

  1,500     Kane McHenry Cook & Dekalb County's Illinois
                Unit School 3.750% Due 9/27/02 ...............         1,509

  2,300     Village of Troy Grove Illinois (Unimin Corp.)
                2.800% Due 5/1/10 (a) ........................         2,300

            INDIANA (5.4%)
    960     Bartholomew Consolidated School Corp.
                4.750% Due 1/1/02 ............................           960

  1,000     Crawfordsville Indiana Multi Family
                Housing - Autumn Woods Phase II - A
                1.760% Due 1/1/32 (a) ........................         1,000

  1,000     Frankfort Indiana Economic Development Revenue
                Frito Lay Inc. Project 2.600% Due 11/1/14 (a)          1,000

  3,400     Indiana Health Facilities Financing Authority
                Revenue - Baptist Homes of Indiana
                1.650% Due 11/1/30 (a) .......................         3,400

  1,300     Indiana Health Facility Financing
                Authority Revenue Bethesda Living Center
                Series B 1.650% Due 8/1/31 (a) ...............         1,300

  1,350     Indiana State Development Authority Revenue
                Educational Facilities Cathedral High
                2.000% Due 9/1/26 (a) ........................         1,350

  1,000     Indianapolis Indiana Economic Development
                (Joint & Clutch Series 1984)
                2.233% Due 12/1/14 (a) .......................         1,000

  1,140     Pike Township Indiana School Building Corp.
                Refunding First Mortgage 4.500% Due 1/15/02 ..         1,141




Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)



            Iowa (3.7%)
 $1,500     Chillicothe Iowa Pollution Control
                Revenue Iowa-Illinois Gas & Electric Project
                1.800% Due 1/1/23 (a) ........................        $1,500

  1,400     Chillicothe Iowa Pollution Control
                Revenue Iowa Southern Utilities Co.
                1.800% Due 3/1/10 (a) ........................         1,400

  1,300     Council Bluffs Iowa Pollution Control Revenue
                Iowa - Illinois Gas & Electric Project
                1.800% Due 1/1/25 (a) ........................         1,300

  2,000     Iowa Finance Authority Revenue Private School
                Facility Kuemper Project
                2.000% Due 6/1/28 (a) ........................         2,000

  1,500     Iowa Higher Education Loan Authority Revenue
                Maharishi University of Management
                1.800% Due 10/1/30 (a) .......................         1,500

    100     Iowa Higher Education Loan Authority Revenue
                Palmer Chiropractic 2.050% Due 4/1/27 (a) ....           100

            KANSAS (1.1%)
    300     Olathe Kansas Recreational Facilities Revenue
                YMCA Greater Kansas Project B
                2.100% Due 11/1/16 (a) .......................           300

  2,000     Salina Kansas Central Mall (Salina Central Mall
                Dillard) 1.800% Due 12/1/14 (a) ..............         2,000

            KENTUCKY (2.9%)
    430     Elva - New Harmony - Oak Level Kentucky Fire
                Protection District 1.950% Due 12/1/31 (a) ...           430

  2,045     Fort Thomas Kentucky Industrial Building Revenue
                (Carmel Manor Project) 2.350% Due 10/1/14 (a)          2,045

    490     Harvey Brewers Fire Protection District Kentucky
                Lease Revenue Program Series C2
                1.950% Due 12/1/31 (a) .......................           490

                       See notes to financial statements



Page 24




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001


   $510     Henderson County Revenue Kentucky Hospital
                Association Health Facilities
                1.850% Due 12/1/30 (a) .......................          $510

    490     Muhlenberg County Airport District
                Development Area Financial Trust
                1.950% Due 12/1/31 (a) .......................           490

  1,900     Owensboro Kentucky Limited Obligation
                Revenue Dart Polymers Inc. Project - Series A
                2.250% Due 7/1/11 (a) ........................         1,900

            LOUISIANA (0.8%)
  1,600     Louisiana Public Facilities Authority Revenue
                St. Martins Episcopal School
                1.800% Due 9/1/19 (a) ........................         1,600

            MARYLAND (2.9%)
  2,500     Howard County Maryland Revenue Owen Brown Joint
                Venture Facility 1.900% Due 5/1/11 (a) .......         2,500

    700     Maryland State Health & Higher Educational
                Facilities Authority Revenue Barnesville
                School Issue 1.650% Due 9/1/24 (a) ...........           700

  1,900     Maryland State Industrial Development Authority
                Economic Development Revenue Johnson
                Controls Inc. 2.000% Due 12/1/03 (a) .........         1,900

    815     Maryland State Industrial Development Authority
                Financing Authority Revenue Baltimore
                International Culinary 1.750% Due 5/1/24 (a) .           815

            MASSACHUSETTS (0.5%)
  1,000     New England Educational Loan Marketing Corporation
                Massachusetts Student Loan Revenue Refunding-
                Series B 5.600% Due 6/1/02 ...................         1,015

            MICHIGAN (7.1%)
    890     Birmingham Michigan Economic Development
                Corporation (Brown Street Project 83)
                2.125% Due 12/1/18 (a) .......................           890






Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)


 $1,600     Gogebic County Michigan Ironwood Area Schools
                State Aid Notes 3.400% Due 5/20/02 ...........        $1,601

  1,835     Lansing Michigan Economic Development Corp.
                (Atrium Office Building) 3.100% Due 5/1/15 (a)         1,835

    590     Leelanau County Michigan Economic Development Corp.
                Revenue (American Community Mutual Insurance
                Co. Project) 2.200% Due 6/15/06 (a) ..........           590

    600     Michigan State Job Development Authority Revenue
                (Kentwood Residence) 1.700% Due 11/1/14 (a) ..           600

    350     Michigan State Strategic Fund Limited Obligation
                Revenue Refunding (Woodbridge Commercial
                Properties) 2.300% Due 10/15/05 (a) ..........           350

  5,400     Northern Michigan University Revenues
                2.000% Due 6/1/31 (a) ........................         5,400

  2,650     Oakland County Michigan Economic Development
                Corporation (Corners Shopping Center)
                3.600% Due 8/1/15 (a) ........................         2,650

    720     Sterling Heights Michigan Economic Development
                Corp. Sterling Shopping Center
                1.900% Due 12/1/10 (a) .......................           720

            MINNESOTA (2.0%)
  1,245     Duluth Health Care Facilities Miller Dwan Medical
                Center 2.050% Due 6/1/19 (a) .................         1,245

    925     Hutchinson Minnesota Economic Development
                Authority Revenue Refunding (Developers
                Diversified) 2.800% Due 8/15/06 (a) ..........           925

    876     International Falls Minnesota Economic
                Development Revenue (Developers Diversified)
                Ltd. Project 3.140% Due 7/1/06 (a) ...........           876


                       See notes to financial statements

                                                                         Page 25






WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001


Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)

 $1,005     St. Paul Minnesota Port Authority
                Industrial Development Revenue -
                Minnesota Diversified Industrial
                Project Series 1 1.860% Due 6/1/19 (a) .......        $1,005

            MISSISSIPPI (0.3%)
    575     Desoto County Mississippi Industrial
                Development Revenue (American Soap Company
                Project) 2.800% Due 12/1/08 (a) ..............           575

            MISSOURI (10.1%)
    500     Clayton Industrial Development Authority
                Industrial Development Revenue Refunding
                Bailey Court Project 1.760% Due 1/1/09 (a) ...           500

  1,300     Independence Missouri Industrial Development
                Authority Groves & Graceland Series A
                1.950% Due 11/1/27 (a) .......................         1,300

  5,365     Jackson County Missouri Industrial Development
                Authority YMCA Greater Kansas Project A
                2.100% Due 11/1/16 (a) .......................         5,365

  2,700     Kansas City Industrial Development Authority Multi
                Family Housing Revenue Cloverset
                Apartments Project 2.000% Due 10/1/15 (a) ....         2,700

    100     Kansas City Industrial Development
                Authority Multi Family Housing Revenue
                Refunding Aspen Spring Apartment
                1.800% Due 9/1/25 (a) ........................           100

  2,800     Kansas City Missouri Industrial Development
                Authority Revenue Bethesda Center Series A
                1.650% Due 8/1/31 (a) ........................         2,800

    850     Kansas City Missouri Industrial Development
                Authority Revenue 1.950% Due 4/1/27 (a) ......           850

  1,930     Missouri State Health & Educational
                Facilities Authority - St. Louis University
                Series 99B 2.000% Due 10/1/24 (a) ............         1,930

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)



   $900     Missouri State Health & Educational Facilities
                Authority Pooled Hospital Loan Program
                Series A 1.850% Due 8/1/29 (a) ...............          $900

  1,775     Missouri State Health & Educational
                Facilities School District Advanced
                Program Notes Series O 3.000% Due 10/21/02 ...         1,785

  1,600     Missouri State Health & Educational Facilities
                School District Advanced Programs Notes
                Series B 3.000% Due 10/21/02 .................         1,609

    900     St. Charles County Industrial Development
                Authority Revenue Sun River Village
                1.710% Due 12/1/27 (a) .......................           900

            NEW YORK (4.2%)
  1,625     Albany New York Industrial Development Authority
                Industrial Development Revenue Vulcan
                Investors 4.750% Due 7/1/06 (a) ..............         1,625

    300     Corning Community College Revenue Anticipation
                Notes 3.250% Due 8/23/02 .....................           301

  1,500     Herkimer County New York Industrial Development
                Authority Civic Facilities Revenue Templeton
                Foundation Project 1.850% Due 12/1/14 (a) ....         1,500

    500     New York State Dormitory Authority Revenue
                New York Medical College 2.150% Due 7/1/02 ...           500

    990     New York State Medical Care Facilities Finance
                Agency Revenue Nursing Methodist - Series A
                6.700% Due 8/15/23 (b) .......................         1,045

  3,700     New York City Water Finance Authority & Sewer
                System Revenue Bonds Series 2001 F
                1.900% Due 6/15/33 (a) .......................         3,700


                       See notes to financial statements



Page 26





WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001

Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)


            NORTH CAROLINA (1.5%)
 $3,180     North Carolina Medical Care Community Health
                Care Facility Lutheran Services for Aging
                1.650% Due 3/1/28 (a) ........................        $3,180

            NORTH DAKOTA (0.5%)
  1,000     North Dakota Rural Water Financial Corp. Public
                Projects Construction Notes 5.250% Due 1/15/02         1,001

            OHIO (5.5%)
    200     Buckeye Ohio Tax Exempt Mortgage Bond Trust
                4.860% Due 8/1/02 (a) ........................           200

    535     Clermont County Ohio Economic Development Revenue
                (John Q. Hammons Project) 2.200%
                Due 5/1/12 (a) ...............................           535

  2,390     Lakewood Ohio Hospital Revenue (Hospital
                Improvement Series 1983) 2.360%
                Due 11/1/10 (a) ..............................         2,390

  3,800     Ohio State Higher Educational Facilities Kenyon
                College 1.700% Due 4/1/22 (a) ................         3,800

    490     Stark County Ohio Health Care Facilities
                (Canton Christian Home) Project Series 90
                2.700% Due 9/15/16 (a) .......................           490

  1,720     Stark County Ohio Health Care Facilities
                (Canton Christian Home) Series 90
                2.750% Due 9/1/15 (a) ........................         1,720

    300     Stark County Ohio Industrial Development Revenue
                (Belpar Professional Building)
                2.300% Due 10/1/04 (a) .......................           300

  1,900     Stark County Ohio Industrial Development Revenue
                (Newmarket Packing Ltd.)
                2.200% Due 11/1/14 (a) .......................         1,900




Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)

            OKLAHOMA (2.4%)
 $1,250     Tulsa County Oklahoma Industrial Development
                Authority Healthcare Revenue Laureate
                Psychiatric Center 1.900% Due 12/15/08 (a) ...        $1,250

  3,600     Tulsa Oklahoma Authority Revenue NVHF Tulsa County
                Housing Fund Inc. 1.760% Due 10/1/32 (a) .....         3,600

            OREGON (0.1%)
    260     Port Morrow Oregon Pollution Control Revenue
                Refunding Idaho Power Co. Project
                2.750% Due 2/1/27 (a) ........................           260

            PENNSYLVANIA (3.0%)
  2,000     Allegheny County Pennsylvania Refunding Series
                C-50 3.150% Due 5/1/27 (a) ...................         2,000

  2,000     Pennsylvania State Higher Education Muhlenberg
                College 1.900% Due 11/01/31 (a) ..............         2,000

  1,000     Philadelphia Redevelopment Authority School for
                the Deaf 1.550% Due 12/1/14 (a) ..............         1,000

  1,150     South Fork Municipal Authority Hospital Lee
                Hospital Project Series B
                1.690% Due 7/1/23 (a) ........................         1,150

            RHODE ISLAND (1.5%)
  3,100     Rhode Island Health & Education Building Corp.
                St Andrews School 1.950% Due 12/1/29 (a) .....         3,100

            TENNESSEE (2.8%)
  2,200     Franklin County Tennessee Health & Educational
                Facilities Revenue (University of the South
                Sewanee) 2.000% Due 9/1/10 (a) ...............         2,200

  1,150     Knoxville Tennessee Industrial Development Bond
                Toys R Us Inc. Project 2.000% Due 5/1/14 (a) .         1,150


                       See notes to financial statements



                                                                         Page 27

WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001


Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)



 $1,900     Metropolitan Government Nashville and Davidson
                County Tennessee Health and Education Facility
                Board Belmont University 1.650%
                Due 12/1/22 (a) ..............................        $1,900

    590     Metropolitan Government of Nashville & Davidson
                County Tennessee Health & Education Board
                Revenue - Franklin Road Academy
                1.650% Due 7/1/21 (a) ........................           590

            TEXAS (4.1%)
  1,515     Bexar County Health Facilities Development
                Revenue Army Retirement San Antonio Project
                1.800% Due 7/1/11 (a) ........................         1,515

  2,090     Gulf Coast Waste Disposal Authority Texas
                Revenues - Armco Inc. Project
                1.900% Due 12/1/08 (a) .......................         2,090

  1,650     Tarrant County Texas Housing Financial
                Corporation Multi Family Housing Revenue
                Amherst Association 1.750% Due 12/1/07 (a) ...         1,650

    540     Texas State University System Revenue Financing
                System Series A 4.500% Due 3/15/02 ...........           543

  2,650     Waxahachie Texas Industrial Development Authority
                (Dart Container Project Series 1985)
                1.900% Due 4/1/06 (a) ........................         2,650

            VERMONT (0.9%)
  1,370     Vermont Educational & Health Buildings Financing
                Agency Revenues 1.750% Due 8/1/05 (a) ........         1,370

    545     Vermont Industrial Development Authority
                Hydroelectric Revenue Bond Central Vermont
                Public Services Corp. 1.650% Due 12/1/13 (a) .           545


Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)


            WASHINGTON (2.7%)
   $500     Washington State Housing Finance Commission Non
                Profit Revenue Pioneer Human Services
                Project Series A 2.050% Due 8/1/19 (a) .......          $500

  2,315     Washington State Housing Finance Commission
                Non Profit Housing Revenue Christa
                Ministries B 1.700% Due 7/1/11 (a) ...........         2,315

  2,200     Washington State Housing Finance Commission
                Non Profit Housing Revenue (Emerald Heights)
                1.900% Due 1/1/21 (a) ........................         2,200

    600     Washington State Housing Finance Commission YMCA
                Snohomish County Project 2.050% Due 6/1/27 (a)           600

            WISCONSIN (4.5%)
  1,850     Brown Deer School District Tax & Revenue
                Anticipation Notes 2.600% Due 10/17/02 .......         1,852

  2,750     Ladysmith-Hawkins School District Tax & Revenue
                Anticipation Notes 2.580% Due 10/9/02 (a) ....         2,751

  1,000     Marshall Cottage Grove School District #002 Tax A
                Revenue Notes 2.940% Due 8/22/02 .............         1,000

  1,300     Sturgeon Bay Wisconsin School District Tax &
                Revenue Anticipation Notes
                2.320% Due 10/29/02 ..........................         1,300

  2,400     Wisconsin State Health & Educational Facilities
                Authority Revenue Oakwood Series B
                1.700% Due 8/15/30 (a) .......................         2,400

            WYOMING (0.4%)
    925     Cheyenne County Wyoming Economic Development
                Revenue Bonds (Holiday Inn)
                2.350% Due 10/1/10 (a) .......................           925

            MULTI STATE (4.4%)
  6,300     GAF Tax Exempt Bond Grantor Trust Series A
                2.800% Due 4/1/08 (a) (c) ....................         6,300

                       See notes to financial statements



Page 28




WEISS, PECK & GREER MUTUAL FUNDS

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 2001


Principal
Amount                                                               Value
(000's)        Security                                             (000's)
---------      --------                                             -------

                        TAX FREE MONEY MARKET (continued)

 $1,125     Greystone Municipal Lease Certificates Series A
                1.780% Due 7/1/05 (a) (d) ....................        $1,125

    800     Greystone Tax Exempt Certificate Trust 1 Series
                Certificates of Beneficial Ownership
                1.86% Due 5/1/28 (a) (e) .....................           800

    740     McDonald Tax-Exempt Mortgage Trust #1
                3.300% Due 1/15/09 (a) (f) ...................           742
                                                                    --------

            TOTAL INVESTMENTS (99.2%)
                (Cost $204,297) ..............................       204,297

            OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%) .....         1,607
                                                                    --------

            TOTAL NET ASSETS (100.0%) ........................      $205,904
                                                                    ========

(a)  Interest rate subject to change approximately every 1 to 397 days.
     Principal payable on demand at periodic intervals at the fund's option.

(b)  Prerefunded.

(c)  IN - 36%, TN- 64%.

(d)  AL - 1.6%, CA - 9.5%, CO - 0.2%, CT - 0.2%, FL - 5.0%, GA - 5.1%, IL -
     1.3%, IN - 6.9%, KS - 0.1%, KY - 2.6%, MA - 0.9%, ME - 5.5%, MI - 7.5%, MN
     - 0.9%, NH - 3.9%, NJ - 17.3%, NY - 7.6%, OH - 3.8%, OK - 0.2%, PA - 7.2%,
     SC -5.7%, TX - 6.5%, VA - 0.5%.

(e)  AK - 6.0%, FL - 9.1%, GA - 30.4%, KS - 4.5%, TN - 34.0%, VA - 16.0%.

(f)  MI - 15%, OH - 70%, PA - 15%.





                       TAX FREE MONEY MARKET (continued)

                         WPG TAX FREE MONEY MARKET FUND
                             INDUSTRY CONCENTRATIONS
  % of Net                                                            Value
   Assets                                                             000's
   20.0%    Industrial Revenue                                       $41,156
   16.3%    Not-for-Profit                                            33,570
   15.5%    Healthcare                                                31,810
   14.9%    Multi Family Housing                                      30,747
    9.5%    Education                                                 19,520
    7.6%    Cashflow Notes                                            15,715
    4.5%    Asset Backed                                               9,167
    3.5%    General Obligation                                         7,180
    2.4%    Investor Owned Utility                                     5,005
    1.8%    Water/Sewer Utility                                        3,700
    1.5%    Prerefunded                                                3,181
    1.2%    Annual Appropriation                                       2,531
    0.5%    Student Loans                                              1,015
 ------                                                             --------
   99.2%    Total Investments                                        204,297

            Other Assets in Excess
    0.8%    Liabilities                                                1,607
 ------                                                             --------
  100.0%    Total Net Assets                                        $205,904
 ======                                                             ========

                       See notes to financial statements




WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 2001


                                                                   LARGE CAP  QUANTITATIVE
$ IN THOUSANDS                                      TUDOR            GROWTH       EQUITY
--------------------------------------------------------------------------------------------

       ASSETS
Investments at value # .........................   $ 73,577         $ 74,987    $ 22,262
Cash ...........................................          0                0         161
Receivable for investment securities sold ......          0                0           0
Receivable for Fund shares sold ................          0                0           0
Dividends and interest receivable ..............         17               72          23
Other assets ...................................          1                0           0
                                                   --------         --------    --------
                                                     73,595           75,059      22,446
                                                   --------         --------    --------

       LIABILITIES
Cash overdraft .................................          2               10           0
Payable for investment securities purchased ....      2,117                0           0
Payable for Fund shares redeemed ...............         21                0           0
Accrued investment advisory fee payable - Note 5         54               48          14
Accrued administration fee payable - Note 5 ....          6                6           1
Accrued expenses ...............................         71               64          44
                                                   --------         --------    --------
                                                      2,271              128          59
                                                   --------         --------    --------
                NET ASSETS .....................     71,324           74,931      22,387
                                                   ========         ========    ========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par ..........      1,563            2,832           6
Paid-in surplus ................................     67,850           59,489      23,489
Distributions in excess of net investment income          0                0         (68)
Distributions in excess of realized gains on
        investments and currencies .............     (5,216)            (778)       (761)
Net unrealized appreciation/(depreciation) on
        investments and currencies .............      7,127           13,388        (279)
                                                   --------         --------    --------
NET ASSETS APPLIED TO OUTSTANDING SHARES .......     71,324           74,931      22,387
                                                   ========         ========    ========

CAPITAL SHARES (AUTHORIZED SHARES UNLIMITED)
Outstanding (000's) ............................      4,688            2,832       6,421
                                                   ========         ========    ========
Par Value ......................................   $ .33-1/3        $   1.00    $  0.001
                                                   ========         ========    ========
Net asset value per share ......................   $  15.21         $  26.46    $   3.49
                                                   ========         ========    ========

# INVESTMENTS AT COST ..........................     66,450           61,599      22,541
                                                   ========         ========    ========

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation .....................     12,786           18,536       2,031
        Gross depreciation .....................     (5,659)          (5,148)     (2,310)
                                                   --------         --------    --------
Net unrealized appreciation/(depreciation) .....      7,127           13,388        (279)
                                                   ========         ========    ========

* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.



                       See notes to financial statements






                                INTERMEDIATE
                                 MUNICIPAL      GOVERNMENT           TAX FREE
               CORE BOND           BOND        MONEY MARKET        MONEY MARKET
--------------------------------------------------------------------------------


                $153,518        $  19,220        $ 386,382            $ 204,297
                       0                0               47                   59
                   3,561               80                0                  480
                       0                0           10,075                2,288
                   1,062              316                6                  712
                       2                0                4                    7
                --------        ---------        ---------            ---------
                 158,143           19,616          396,514              207,843
                --------        ---------        ---------            ---------

                     699                9                0                    0
                  33,554              503                0                  551
                       1                3            4,380                1,230
                      33                6              167                   93
                       0                0                3                    6
                      59               28              111                   59
                --------        ---------        ---------            ---------
                  34,346              549            4,661                1,939
                --------        ---------        ---------            ---------
                 123,797           19,067          391,853              205,904
                ========        =========        =========            =========


                      13                2              392                  206
                 157,972           18,731          393,005              205,717
                     (20)             (28)               0                   (1)

                 (35,107)              (5)          (1,544)                 (18)

                     939              367                0                    0
                --------        ---------        ---------            ---------
                 123,797           19,067          391,853              205,904
                ========        =========        =========            =========


                  12,630            1,833          391,671              205,924
                ========        =========        =========            =========
                $  0.001        $   0.001        $   0.001            $   0.001
                ========        =========        =========            =========
                $   9.80        $   10.40        $    1.00            $    1.00
                ========        =========        =========            =========

                 152,579           18,853          386,382              204,297
                ========        =========        =========            =========


                   1,510              451                0                    0
                    (571)             (84)               0                    0
                --------        ---------        ---------            ---------
                     939              367                0                    0
                ========        =========        =========            =========


                       See notes to financial statements




WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF OPERATIONS FOR YEAR ENDED DECEMBER 31, 2001

                                                                      LARGE CAP   QUANTITATIVE
$ IN THOUSANDS                                          TUDOR           GROWTH       EQUITY
----------------------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of withholding taxes) ..............   $    213         $    781    $    259
Interest ..........................................        311               69           0
Income from securities loaned - Note 3 ............         10                0           0
Class action litigation
        settlement proceeds - Note 9 ..............        588               19           0
Other .............................................          0                5           0
                                                      --------         --------    --------
                                                         1,122              874         259
                                                      --------         --------    --------
EXPENSES:
Investment advisory fee - Note 5 ..................        678              640         177
Transfer agent fees and expenses ..................        113               82          35
Administration fees - Note 5 ......................         70               61          17
Custodian fees and expenses .......................         22               17          10
Fund accounting fees and expenses .................         33               36          13
Professional fees .................................         67               74          39
Trustees' fees and expenses .......................         15               15          14
Registration fees .................................         19               23          16
Shareholders' reports .............................         10                8           6
Other expenses ....................................         16               19           7
                                                      --------         --------    --------
                                                         1,043              975         334
Less fees waived by adviser .......................          0                0           0
Less expenses paid indirectly - Note 7 ............         (2)              (3)         (2)
                                                      --------         --------    --------
                                                         1,041              972         332
                                                      --------         --------    --------
NET INVESTMENT INCOME/(LOSS) ......................         81              (98)        (73)
                                                      --------         --------    --------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
        Net realized gain/(loss) on investments ...     (5,468)            (827)       (636)
        Net change in unrealized appreciation/
           (depreciation) on investments ..........     (8,289)         (20,799)     (1,777)
                                                      --------         --------    --------
NET GAIN/(LOSS) ON INVESTMENTS ....................    (13,757)         (21,626)     (2,413)
                                                      --------         --------    --------

NET INCREASE/(DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS .................    (13,676)         (21,724)     (2,486)
                                                      ========         ========    ========



                       See notes to financial statements



                                   INTERMEDIATE       GOVERNMENT       TAX FREE
                                    MUNICIPAL           MONEY            MONEY
                 CORE BOND            BOND              MARKET           MARKET
--------------------------------------------------------------------------------

                  $     0          $      0          $      0          $      0
                    6,809               934            17,525             7,454
                        3                 0                 0                 0
                        0                 0                 0                 0
                        0                 0                 0                 0
                  -------          --------          --------          --------
                    6,812               934            17,525             7,454
                  -------          --------          --------          --------

                      740                91             2,055             1,170
                       40                34               349                75
                        0                 0                41                79
                       33                 4                46                27
                       64                22               173               100
                       65                26               107                72
                       16                14                21                18
                       19                14                24                18
                        6                 5                10                 8
                       15                 6                28                15
                  -------          --------          --------          --------
                      998               216             2,854             1,582
                     (380)              (58)                0                 0
                       (4)               (2)               (7)               (8)
                  -------          --------          --------          --------
                      614               156             2,847             1,574
                  -------          --------          --------          --------
                    6,198               778            14,678             5,880
                  -------          --------          --------          --------


                    5,918               177               470                (4)

                     (695)             (189)                0                 0
                  -------          --------          --------          --------
                    5,223               (12)              470                (4)
                  -------          --------          --------          --------


                   11,421               766            15,148             5,876
                  =======          ========          ========          ========



                       See notes to financial statements




WEISS, PECK & GREER MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS YEARS ENDED

DECEMBER 31, 2001 AND 2000




                                                                                      Large Cap                    Quantitative
                                                                Tudor                   Growth                        Equity

$ IN THOUSANDS                                           2001         2000          2001        2000           2001           2000

OPERATIONS:
Net investment income/(loss) ......................   $      81    ($    248)   ($     98)   ($     41)   ($     73)      $       4
Net realized gain/(loss) on investments ...........      (5,468)      18,185         (827)      18,168         (636)          9,101
Change in unrealized
        appreciation/(depreciation)
        on investments ............................      (8,289)     (23,006)     (20,799)     (20,450)      (1,777)        (13,231)
                                                      ---------     --------     --------     --------     --------       ---------
NET INCREASE/(DECREASE)
        IN NET ASSETS RESULTING
        FROM OPERATIONS ...........................     (13,676)      (5,069)     (21,724)      (2,323)      (2,486)         (4,126)
                                                      ---------     --------     --------     --------     --------       ---------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ........................           0            0            0            0            0             (42)
From realized gains ...............................      (2,158)     (13,369)        (766)     (15,215)           0          (6,061)
                                                      ---------     --------     --------     --------     --------       ---------
NET DECREASE DUE TO
        DISTRIBUTIONS .............................      (2,158)     (13,369)        (766)     (15,215)           0          (6,103)
                                                      ---------     --------     --------     --------     --------       ---------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
RECEIVED ON ISSUANCE:
        Shares sold ...............................      17,011       46,724        3,359       14,229          924           2,833
        Distributions reinvested ..................       1,953       11,833          643       13,305            0           5,951
        Shares redeemed ...........................     (26,224)     (54,481)     (15,928)     (46,383)      (5,875)        (45,183)
                                                      ---------     --------     --------     --------     --------       ---------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS ................      (7,260)       4,076      (11,926)     (18,849)      (4,951)        (36,399)
                                                      ---------     --------     --------     --------     --------       ---------

TOTAL INCREASE/(DECREASE)
        IN NET ASSETS .............................     (23,094)     (14,362)     (34,416)     (36,387)      (7,437)        (46,628)

NET ASSETS:
Beginning of year .................................      94,418      108,780      109,347      145,734       29,824          76,452
                                                      ---------     --------     --------     --------     --------       ---------
End of year* ......................................   $  71,324    $  94,418    $  74,931    $ 109,347    $  22,387       $  29,824
                                                      =========    =========    =========    =========    =========       =========

*Includes undistributed net investment
        income/(distributions in excess of net
        investment income) ........................   $       0    $       0    $       0    $      29    ($     68)      ($     68)
                                                      =========    =========    =========    =========    =========       =========

Transactions in shares of the funds (in thousands):
        Sold ......................................       1,079        1,902          117          347          262             565
        Reinvestment of distributions .............         131          709           24          415            0           1,606
        Redeemed ..................................      (1,651)      (2,231)        (563)      (1,162)      (1,576)         (9,057)
                                                      ---------     --------     --------     --------     --------       ---------
        Net increase/(decrease) ...................        (441)         380         (422)        (400)      (1,314)         (6,886)
                                                      =========    =========    =========    =========    =========       =========



                       See notes to financial statements




                                       INTERMEDIATE
               CORE                      MUNICIPAL                   GOVERNMENT                     TAX FREE
               BOND                        BOND                     MONEY MARKET                   MONEY MARKET
----------------------------------------------------------------------------------------------------------------------

      2001           2000           2001           2000           2001         2000            2001            2000


$     6,198    $     8,416    $       778    $       787    $    14,678    $    20,961    $     5,880    $     6,352
      5,918            608            177            (27)           470              0             (4)             1


       (695)         3,777           (189)           654              0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     11,421         12,801            766          1,414         15,148         20,961          5,876          6,353
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (6,199)        (8,416)          (778)          (787)       (14,678)       (20,961)        (5,881)        (6,352)
          0              0           (102)             0              0              0              0              0
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (6,199)        (8,416)          (880)          (787)       (14,678)       (20,961)        (5,881)        (6,352)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




     21,970          8,813          5,079          2,117      3,616,844      2,874,024      1,097,432        947,738
      4,964          6,800            503            443         14,463         20,650          5,803          6,214
    (22,906)       (42,938)        (3,342)        (6,456)    (3,615,603)    (2,891,443)    (1,106,237)      (862,562)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      4,028        (27,325)         2,240         (3,896)        15,704           3,231        (3,002)        91,390
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      9,250        (22,940)         2,126         (3,269)        16,174           3,231        (3,007)        91,391


    114,547        137,487         16,941         20,210        375,679        372,448        208,911        117,520
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   123,797    $   114,547    $    19,067    $    16,941    $   391,853    $   375,679    $   205,904    $   208,911
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========



       ($20)            $0           ($28)          ($28)            $0             $0            $(1)            $0


      2,323            967            484            208      3,616,844      2,874,038      1,097,432        947,727
        475            748             44             44         14,463         20,650          5,803          6,214
     (2,357)        (4,688)          (317)          (640)    (3,615,602)    (2,891,443)    (1,106,237)      (862,563)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        441         (2,973)           211           (388)        15,705          3,245         (3,002)        91,378
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See notes to financial statements

WEISS, PECK & GREER MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

1- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     The following are diversified open-end management investment companies registered under the Investment Company Act of 1940 (the "Act"):
          WPG Tudor Fund ("Tudor")
          WPG Large Cap Growth Fund ("Large Cap Growth")
          Weiss, Peck & Greer Funds Trust ("WPG Funds Trust"):
          WPG Quantitative Equity Fund ("Quantitative Equity")
          WPG Core Bond Fund ("Core Bond")
          WPG Intermediate Municipal Bond Fund ("Intermediate Municipal Bond") WPG Government Money Market Fund ("Government Money Market")
          WPG TaxFree Money Market Fund ("Tax Free Money Market")


     Government Money Market and Tax Free Money Market are money market funds that seek to maintain continuous net asset values of $1.00. The following is a summary of the significant accounting policies followed by the funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION

     COMMON STOCK -- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

     BONDS -- Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued by a pricing service which utilizes both dealer-supplied valuations and other techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchanges or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

     MONEY MARKET SECURITIES -- Securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Funds' Boards of Trustees to represent the fair value of the Funds' investments.

     SHORT TERM SECURITIES (OTHER THAN THE MONEY MARKET FUNDS) -- Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

     FOREIGN SECURITIES -- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day the net asset value calculation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at 11:00 AM Eastern Time.

     OTHER SECURITIES -- Other securities and assets for which market quotations are not readily available are valued at their fair value as determined, in good faith, by the Funds' Valuation Committee as authorized by the Funds' Boards of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized with a corresponding decrease in cost basis.

WEISS, PECK & GREER MUTUAL FUNDS

FEDERAL INCOME TAXES

     The Funds intend to comply with the requirements of the Internal Revenue Code that pertain to regulated investment companies and to distribute all of their taxable income to their shareholders. No federal income tax or excise tax provision is required. As of December 31, 2001, the following funds had capital loss carryforwards:

        (in thousands)
                                                   Year of Expiration
                                                   ------------------
Fund                      2002      2003     2004     2005     2006     2007   2008    2009
----                      ----      ----     ----     ----     ----     ----   ----    ----
Tudor                       --       --       --       --       --       --     --    5,160
Large Cap Growth            --       --       --       --       --       --     --      329
Quantitative Equity         --       --       --       --       --       --     --      238
Core Bond                  8,043   20,113      753     --       --      6,170   --     --
Government Money Market     --      1,544     --       --       --       --     --     --
Tax Free Money Market       --          1        3        4        1        5   --        5


DISTRIBUTION TO SHAREHOLDERS

     DIVIDENDS FROM NET INVESTMENT INCOME -- Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually when available for the Tudor, Quantitative Equity and the Large Cap Growth Funds. Dividends from net investment income are declared daily and paid monthly for the Core Bond, Intermediate Municipal Bond, Government Money Market and Tax Free Money Market Funds.

     DISTRIBUTIONS FROM NET REALIZED GAINS -- Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Funds not to distribute such gains.

     The character of income and gains to be distributed are determined in accordance with income tax regulations and distributions made in connection with the redemption of Fund shares may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as mortgage backed securities, net operating losses, deferral of wash sale losses, options and futures, and post-October losses.

REPURCHASE AGREEMENTS (TUDOR, CORE BOND, GOVERNMENT MONEY MARKET)

     It is each Funds' policy to take possession of securities or other assets purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day to ensure that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

FUTURES (TUDOR, QUANTITATIVE EQUITY, CORE BOND)

     A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

OPTIONS WRITING (TUDOR, LARGE CAP GROWTH, QUANTITATIVE EQUITY, CORE BOND)

     A Fund may write covered options to protect against adverse movements in the price of securities in the investment portfolio. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call is exercised, the premium is

WEISS, PECK & GREER MUTUAL FUNDS
     added to the proceeds from the sale of the underlying securities or currencies in determining whether the Fund has realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities or currencies purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the selling or buying of a security or currency at a price different from the current market value. The Fund only enters into options which are traded on exchanges except for Tudor which can enter into non-exchange options with counterparties as authorized by the Board of Trustees.

FOREIGN SECURITIES (TUDOR, LARGE CAP GROWTH)

     Certain risks result from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

FORWARD CURRENCY CONTRACTS (TUDOR, LARGE CAP GROWTH)

     A Fund may enter into forward contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, the Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract.

FOREIGN CURRENCY TRANSACTIONS (TUDOR, LARGE CAP GROWTH)

     The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets or liabilities, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates prevailing at 11:00 AM Eastern time.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in the exchange rate.

USE OF ESTIMATES

     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2- SECURITIES TRANSACTIONS

     For the year ended December 31, 2001, sales proceeds, cost of securities purchased, (other than short term investments), total commissions and commissions received by Weiss, Peck & Greer ("WPG"), on such transactions were as follows:

                                 PROCEEDS     COST OF                COMMISSIONS
                              OF SECURITIES  SECURITIES      TOTAL   RECEIVED BY
                                  SOLD       PURCHASED     COMMISSIONS     WPG
                                 (000's)      (000's)        (000's)     (000's)
                                 -------      -------        -------     -------
Tudor                            $ 88,032     $ 89,773     $    142     $     12
Large Cap Growth                   47,432       58,305          121           37
Quantitative Equity                21,694       26,302           42            4
Core Bond                         572,836      570,390            0            0
Municipal Bond                      7,174        6,412            0            0

WEISS, PECK & GREER MUTUAL FUNDS

3-SECURITIES LENDING (TUDOR, CORE BOND)

     At December 31, 2001, the Tudor Fund loaned securities valued at $3,761,787. For collateral the Tudor Fund received a letter of credit from BNP Paribas in an amount equal to $4,100,000. At December 31, 2001 the Core Bond Fund loaned securities valued at $11,748,684. For collateral, the Core Bond Fund received a U.S. Treasury Note, 5.875% Due 11/15/04 with fair value of $12,567,020. For the year ended December 31, 2001 the Tudor Fund and Core Bond Fund earned $9,711 and $2,740 in securities lending fees, net of custodian expenses, respectively.

4-FORWARD COMMITMENT SALES (CORE BOND)

     The Core Bond Fund may enter into the sale of mortgage-backed securities on a forward commitment basis. Forward commitment sales are entered into prior to the announcement of the monthly paydown scheduled for a pool of mortgage-backed securities and delivery is made subsequent to the paydown. The Fund may choose to close out the transaction prior to the settlement date rather than make delivery of the underlying security. When the Fund enters into a forward commitment sale it records an unrealized gain or loss daily equal to the difference between the original value of the sale and the current market value. When the sale is completed, the gain or loss becomes realized.

5-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     WPG serves as the Funds' investment adviser. The advisory fees of each Fund are as follows, and are paid monthly:

        Tudor                   .90% of net assets up to $300 million
                                .80% of net assets $300 million to $500 million .75% of net assets in excess of $500 million

        Large Cap Growth        .75% of net assets

        Quantitative Equity     .75% of net assets

        Core Bond               .60% of net assets up to $300 million
                                .55% of net assets $300 million to $500 million
                                .50% of net assets in excess of $500 million

         Intermediate Municipal
                Bond            .00% while net assets under $17 million
                                .50% while net assets in excess of $17 million

        Government Money Market .50% of net assets up to $500 million
                 &              .45% of net assets $500 million to $1 billion
        Tax Free Money Market   .40% of net assets $1 billion to $1.5 billion
                                .35% of net assets in excess of $1.5 billion


     Each Fund has entered into an Administration Agreement with WPG. For the period January 1, 2001 through April 30, 2001 WPG was entitled to receive the following fees based upon a percentage of average daily net assets:
     Tudor 0.06%, Large Cap Growth 0.03%, Quantitative Equity 0.05%, Core Bond 0.00%, Intermediate Municipal Bond 0.00%, Government Money Market 0.01%, and Tax Free Money Market 0.04%. As of May 1, 2001, WPG is entitled to receive the following fees based upon a percentage of average daily net assets: Tudor 0.10%, Large Cap Growth 0.09%, Quantitative Equity 0.07% and Tax Free Money Market 0.03%. The fee for all of the other Funds remained the same.

6- DISTRIBUTION PLAN (CORE BOND)

     The Trust has adopted a plan of Distribution (the "Plan") under Section 12
     (b) of the 1940 Act and Rule 12b-1 thereunder. The Fund may pay up to 0.25% of its average daily net assets under any one agreement but is limited to an aggregate of 0.05% of its average annual net assets for activities primarily intended to result in the sale of its shares.

WEISS, PECK & GREER MUTUAL FUNDS

     For the year ended December 31, 2001, expenses incurred under the Plan were $283.

     Under the terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

7- CUSTODIAN FEES

     Each Fund has entered into an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the year ended December 31, 2001 the Funds' custodian fees and related offset were as follows:

                                                  CUSTODIAN         OFFSET
                                                     FEE            CREDIT
                                                     ---            ------
             Tudor                                 $20,691         $ 1,486
             Large Cap Growth                       13,371           3,254
             Quantitative Equity                     8,401           2,091
             Core Bond                              28,369           4,357
             Municipal Bond                          1,121           2,249
             Government Money Market                39,190           7,306
             Tax Free Money Market                  19,077           7,555


     The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with their custodian.

8- FEDERAL INCOME TAX STATUS OF DIVIDENDS - UNAUDITED

     The Tax Free Money Market and Intermediate Municipal Bond Fund have determined that all dividends paid during the year ended December 31, 2001 were paid from investment income and are exempt from Federal income tax. None of these dividends are subject to the Alternative Minimum Tax.

     The Funds have distributed long-term capital gains to shareholders during the fiscal year ended December 31, 2001 in the following amounts:

                                    LONG-TERM CAPITAL GAINS
                                    -----------------------
        Tudor                            $1,947,991
        Intermediate Municipal Bond         102,176

9- SIGNIFICANT CLASS ACTION SETTLEMENT

     Several of the Funds received proceeds from a class action lawsuit regarding trades executed on the NASDAQ National Market between May 1, 1989 and July 17, 1996. The complaint alleged that a group of broker dealers conspired to fix the spread paid on the purchase and sale of certain securities during the time in question. The amounts received by the Funds upon settlement of the suit was as follows: Tudor $451,742 and Large Cap Growth $19,243.




WEISS, PECK & GREER MUTUAL FUNDS

INFORMATION ON TRUSTEES - UNAUDITED

TRUSTEES
Name, Address, Date of Birth
Position(s) Held with                   Principal
Fund and Length of Service              Occupation(s)                   Other Directorships
as a Trustee                            Past 5 Years                    Held by Trustee
--------------------------------------------------------------------------------------------------------------

ROGER J. WEISS                          Senior Managing                 Trustee Fellow of Cornell University
One New York Plaza                      Director of WPG,                Member of Board of Overseers of
New York, NY 10004                      Executive Vice President        Cornell Medical College
4/29/39                                 and Director of WPG             Vice Chairman of Cornell University
Chairman of the Board and               Advisers, Inc.                  Investment Committee
Trustee since 1988                                                      Member of Cornell Law School and
                                                                        Athletic Advisory Councils
                                                                        Trustee of the Chess-in-the-Schools
                                                                        program
                                                                        Member of the Board of Gray Peak
                                                                        Technologies
--------------------------------------------------------------------------------------------------------------

RAYMOND R. HERRMANN, JR.                Chairman of the Board of        Life Member of Board of Overseers
654 Madison Avenue                      Sunbelt Beverage Corp.          of Cornell Medical College
Suite 1400                              Former Vice Chairman and        Director of Sky Ranch for Boys
New York, NY 10017                      Director McKesson Corp.
9/11/20
Trustee since 1970
--------------------------------------------------------------------------------------------------------------

ROBERT A. STRANIERE                     Member of New York State        Director of various Reich and
182 Rose Avenue                         Assembly                        Tang Funds
Staten Island, NY 10306                 Sole proprietor of Straniere
3/28/41                                 Law Firm
Trustee since 1992
--------------------------------------------------------------------------------------------------------------

WILLIAM B. ROSS                         Public Arbitrator for NASD
4044 N. Farwell Avenue                  and New York Stock Exchange
Shorewood, WI 53211
8/22/27
Trustee since 1972
--------------------------------------------------------------------------------------------------------------

LAWRENCE J. ISRAEL                      Private Investor                Director and Trustee of the
200 Broadway                                                            Touro Infirmary
Suite 249                                                               Member of the Intercollegiate
New Orleans, LA 70018                                                   Athletics Committee of the
12/13/34                                                                Administrators of the Tulane University
Trustee since 1990                                                      Educational Fund
                                                                        Chairman of Tulane University
                                                                        Endowment Management Committee

--------------------------------------------------------------------------------------------------------------
GRAHAM E. JONES                         Senior Vice President,          Trustee of various
330 Garfield Street                     BGK Realty Inc.                 investment companies of Deutsche Asset
Santa Fe, NM 87501                                                      Management 1/31/33 Trustee various
Trustee since 1985                                                      investment companies managed by
                                                                        Sun Capital Advisors.




WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS    (FOR THE YEARS ENDED DECEMBER 31)

$ PER SHARE     RATIOS

                              NET     TOTAL            DISTRI-
                           REALIZED  INCOME/           BUTIONS                                                       RATIO
          NET       NET      AND     (LOSS)  DIVIDEDS   FROM                 NET                  NET      RATIO     OF NET
         ASSET    INVEST-  UNREAL-    FROM    FROM       NET                ASSET              ASSETS AT    OF      INVEST-
         VALUE     MENT     IZED    INVEST-    NET    REALIZED    TOTAL   VALUE AT              END OF    EXPENSES  INCOME PORTFOLIO
       AT BEGIN-  INCOME  GAINS OR   MENT    INVEST-  CAPITAL    DISTRI-   END OF    TOTAL       YEAR        TO       TO   TURNOVER
       NING OF    (LOSS)  (LOSSES)  OPERA-     MENT    GAINS     BUTIONS    YEAR     RETURN    ($000's)   AVERAGE  AVERAGE   RATE
        YEAR               ON IN-    TIONS   INCOME                                                         NET      NET
                          VESTMENTS                                                                        ASSETS   ASSETS
------------------------------------------------------------------------------------------------------------------------------------

TUDOR
2001    $18.41     $0.00    ($2.73)   ($2.73)   $0.00   ($0.47)   ($0.47)   $15.21    (14.78%)   $71,324    1.38%     0.11%   128.1%
2000     22.91      0.00     (1.50)    (1.50)    0.00    (3.00)    (3.00)    18.41     (5.20)     94,418    1.28     (0.22)    84.0
1999     15.74      0.00      9.88      9.88     0.00    (2.71)    (2.71)    22.91     63.26     108,780    1.37     (0.37)   139.4
1998     21.90     (0.02)    (4.86)    (4.88)    0.00    (1.28)    (1.28)    15.74    (22.01)     86,817    1.28     (0.22)   143.6
1997     23.28      0.06      2.46      2.52     0.00    (3.90)    (3.90)    21.90     11.11     166,459    1.24     (0.44)   106.3

LARGE CAP GROWTH FUND
2001     33.60     (0.01)    (6.86)    (6.87)    0.00    (0.27)    (0.27)    26.46    (20.45)     74,931    1.14     (0.11)    56.4
2000     39.88      0.01     (0.94)    (0.93)    0.00    (5.35)    (5.35)    33.60     (1.68)    109,347    1.01     (0.03)    78.2
1999     40.64      0.14      4.91      5.05    (0.16)   (5.65)    (5.81)    39.88     12.68     145,734    1.03      0.40     68.1
1998     35.11      0.26      9.38      9.64    (0.26)   (3.85)    (4.11)    40.64     27.51     160,698    1.04      0.71     64.6
1997     29.32      0.24     10.30     10.54    (0.24)   (4.51)    (4.75)    35.11     36.27     117,146    1.06      0.88     69.6

QUANTITATIVE EQUITY FUND
2001      3.86      0.00     (0.37)    (0.37)    0.00     0.00      0.00      3.49     (9.59)     22,387    1.41     (0.30)    91.5
2000      5.23      0.00     (0.42)    (0.42)   (0.01)   (0.94)    (0.95)     3.86     (7.32)     29,824    1.23      0.02    106.6
1999      5.79      0.02      0.73      0.75    (0.03)   (1.28)    (1.31)     5.23     13.90      76,452    1.08      0.24     95.6
1998      5.84      0.05      1.46      1.51    (0.06)   (1.50)    (1.56)     5.79     26.71      73,884    1.06      0.49     89.4
1997      5.89      0.08      1.42      1.50    (0.08)   (1.47)    (1.55)     5.84     25.47      96,055    1.03      1.03     77.7




WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS                                                                         (FOR THE YEARS ENDED DECEMBER 31)

$ PER SHARE     RATIOS

                              NET     TOTAL            DISTRI-
                           REALIZED  INCOME/           BUTIONS                                                       RATIO
          NET       NET      AND     (LOSS)  DIVIDEDS   FROM                 NET                  NET      RATIO     OF NET
         ASSET    INVEST-  UNREAL-    FROM    FROM       NET                ASSET              ASSETS AT    OF      INVEST-
         VALUE     MENT     IZED    INVEST-    NET    REALIZED    TOTAL   VALUE AT              END OF    EXPENSES  INCOME PORTFOLIO
       AT BEGIN-  INCOME  GAINS OR   MENT    INVEST-  CAPITAL    DISTRI-   END OF    TOTAL       YEAR        TO       TO   TURNOVER
       NING OF    (LOSS)  (LOSSES)  OPERA-     MENT    GAINS     BUTIONS    YEAR     RETURN    ($000's)   AVERAGE  AVERAGE   RATE
        YEAR               ON IN-    TIONS   INCOME                                                         NET      NET
                          VESTMENTS                                                                        ASSETS   ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORE BOND
2001     $9.40     $0.49     $0.40     $0.89   ($0.49)   $0.00    ($0.49)    $9.80      9.64%   $123,797    0.50%     5.04%   431.5%
2000      9.07      0.60      0.33      0.93    (0.60)    0.00     (0.60)     9.40     10.66     114,547    0.50      6.58    509.0
1999      9.64      0.56     (0.57)    (0.01)   (0.56)    0.00     (0.56)     9.07     (0.12)    137,487    0.50      5.98    531.2
1998      9.34      0.54      0.30      0.84    (0.54)    0.00     (0.54)     9.64      9.26     139,463    0.50      5.71    684.9
1997      9.19      0.51      0.15      0.66    (0.51)    0.00     (0.51)     9.34      7.37     108,443    0.86      5.56    330.3

INTERMEDIATE MUNICIPAL BOND
2001     10.44      0.46      0.00      0.46    (0.44)   (0.06)    (0.50)    10.40      4.42      19,067    0.84      4.18     34.6
2000     10.05      0.46      0.39      0.85    (0.46)    0.00     (0.46)    10.44      8.73      16,941    0.81      4.58     23.8
1999     10.55      0.44     (0.50)    (0.06)   (0.44)    0.00     (0.44)    10.05     (0.54)     20,210    0.85      4.32     83.2
1998     10.45      0.45      0.14      0.59    (0.47)   (0.02)    (0.49)    10.55      5.72      25,341    0.85      4.23     45.7
1997     10.14      0.47      0.31      0.78    (0.47)    0.00     (0.47)    10.45      7.85      23,508    0.85      4.55     39.8

GOVERNMENT MONEY MARKET
2001      1.00      0.04      0.00      0.04    (0.04)    0.00     (0.04)     1.00      3.61     391,853    0.69      3.57    N/A
2000      1.00      0.06      0.00      0.06    (0.06)    0.00     (0.06)     1.00      5.74     375,679    0.68      5.59    N/A
1999      1.00      0.04      0.00      0.04    (0.04)    0.00     (0.04)     1.00      4.45     372,448    0.70      4.36    N/A
1998      1.00      0.05      0.00      0.05    (0.05)    0.00     (0.05)     1.00      4.80     428,443    0.73      4.62    N/A
1997      1.00      0.05      0.00      0.05    (0.05)    0.00     (0.05)     1.00      4.76     207,817    0.81      4.68    N/A

TAX FREE MONEY MARKET
2001      1.00      0.03      0.00      0.03    (0.03)    0.00     (0.03)     1.00      2.51     205,904    0.67      2.52    N/A
2000      1.00      0.04      0.00      0.04    (0.04)    0.00     (0.04)     1.00      3.71     208,911    0.70      3.67    N/A
1999      1.00      0.03      0.00      0.03    (0.03)    0.00     (0.03)     1.00      2.80     117,520    0.76      2.76    N/A
1998      1.00      0.03      0.00      0.03    (0.03)    0.00     (0.03)     1.00      3.05     131,268    0.75      3.01    N/A
1997      1.00      0.03      0.00      0.03    (0.03)    0.00     (0.03)     1.00      3.23     130,083    0.74      3.17    N/A


WEISS, PECK & GREER MUTUAL FUNDS

FINANCIAL HIGHLIGHTS


The Adviser agreed to reimburse other operating expenses and not to impose its full fee for certain periods. Had the Adviser not so agreed, and had the Funds not received a custody fee earnings credit, the total return would have been lower and the net investment income/(loss) per share, ratio of expenses to average net assets and ratio of net income to average net assets would have been:

                                                                RATIO OF
                                                                   NET
                                             RATIO OF          INVESTMENT
                                             EXPENSES            INCOME
                                            TO AVERAGE        TO AVERAGE
                                            NET ASSETS        NET ASSETS

        QUANTITATIVE EQUITY
                2001                            1.42%             (0.31)%
                2000                            1.24%              0.01%
                1998                            1.07%              0.48%

        CORE BOND
                2001                            0.81%              4.73%
                2000                            0.79%              6.29%
                1999                            0.81%              5.67%
                1998                            0.89%              5.32%

        INTERMEDIATE MUNICIPAL BOND
                2001                            1.15%              3.87%
                2000                            1.04%              4.35%
                1999                            1.08%              4.09%
                1998                            1.06%              4.02%
                1997                            1.15%              4.25%

        TAX FREE MONEY MARKET
                1998                            0.76%              3.00%

For the Tudor, Large Cap Growth, Government Money Market Funds custody fee earnings credit had an effect of less than 0.01% per share on the above ratios. The custody fee earnings credit had an effect of less than 0.01% on the above ratios in 1997 and 1999 for the Quantitative Equity Fund, in 1997, 1999, 2000 and 2001 for the Core Bond Fund, in 1997, 1999, 2000 and 2001 for the Tax Free Money Market Fund and 1997, 1998, 1999, 2000 and 2001 for the Intermediate Municipal Bond Fund.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees of:

        WPG Tudor Fund
        WPG Large Cap Growth Fund
        WPG Quantitative Equity Fund
        WPG Core Bond Fund
        WPG Intermediate Municipal Bond Fund
        WPG Government Money Market Fund
        WPG Tax Free Money Market Fund

We have audited the accompanying statements of assets and liabilities of WPG Tudor Fund, WPG Large Cap Growth Fund, WPG Quantitative Equity Fund, WPG Core Bond Fund, WPG Intermediate Municipal Bond Fund, WPG Government Money Market Fund and WPG Tax Free Money Market Fund (the "Funds"), including the schedules of investments as of December 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. As to securities purchased and sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of WPG Tudor Fund, WPG Large Cap Growth Fund, WPG Quantitative Equity Fund, WPG Core Bond Fund, WPG Intermediate Municipal Bond Fund, WPG Government Money Market Fund and WPG Tax Free Money Market Fund as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP
New York, New York
January 22, 2002

                              WEISS, PECK & GREER
                                  INVESTMENTS

                            MEMBER OF % ROBECO GROUP

                          INTERNATIONAL ASSET MANAGERS



                     ONE NEW YORK PLAZA, NEW YORK, NY 10004

INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.                William B. Ross
Lawrence J. Israel                      Robert A. Straniere
Graham E. Jones


OFFICERS

ROGER J. WEISS
  Chairman of the Board and Trustee - all funds
WALTER PRENDERGAST
  President - WPG Tudor Fund
RONALD M. HOFFNER
  Executive Vice President and Treasurer - all funds
JOSEPH J. REARDON
  Vice President and Secretary - all funds
STEVEN M. PIRES
  Assistant Vice President - all funds
A. ROY KNUTSEN
  President - WPG Large Cap Growth Fund
C. LENNIS KOONTZ
  Vice President - WPG Large Cap Growth Fund
DANIEL S. VANDIVORT
  President - WPG Funds Trust
DAVID E. BYRKET
  Vice President - WPG Quantitative Equity Fund
FRED HERRMANN
  Vice President - WPG Quantitative Equity Fund
R. SCOTT RICHTER
  Vice President - WPG Intermediate Municipal  Bond Fund
JANET A. FIORENZA
  Vice President - WPG Tax Free Money Market Fund
S. BLAKE MILLER
  Vice President - WPG Intermediate Municipal Bond Fund

INVESTMENT ADVISER
Weiss, Peck & Greer, LLC
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
PFPC Inc.
P.O. Box 60448
King of Prussia, PA  19406-0448

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, NY  10017



This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Weiss, Peck & Greer Funds. Such offering is made only by prospectus, which includes details as to offering and other material information.